UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	7/31/2015

Item 1. Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.8%
ASSET-BACKED SECURITIES — 33.9%
Collateralized Debt Obligations — 0.2%
Atrium VII CDO Corp. (Cayman Islands), Series 7AR, Class BR, 144A	2.026	%(a)	11/16/22	2,500	$2,478,072
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class A2, 144A	0.617	%(a)	10/19/20	2,500	2,458,795

					4,936,867

Collateralized Loan Obligations — 14.5%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.739	%(a)	07/15/26	13,250	13,161,735
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2A, 144A	2.289	%(a)	07/15/26	8,500	8,413,172
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.467	%(a)	04/20/25	6,050	5,989,976
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	700	689,095
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B1, 144A	2.174	%(a)	07/20/26	5,000	4,949,468
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B2, 144A	4.580%		07/20/26	1,000	985,081
ALM Loan Funding CLO (Cayman Islands), Series 2014-14A, Class A2, 144A	2.394	%(a)	07/28/26	500	500,047
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.476	%(a)	07/13/25	8,600	8,513,011
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.889	%(a)	10/15/26	24,750	24,712,870
Atlas Senior Loan Fund CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.829	%(a)	10/15/26	250	249,132
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.387	%(a)	04/20/25	2,070	2,047,562
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	1.456	%(a)	05/20/25	9,800	9,701,140
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.695	%(a)	10/22/25	5,450	5,429,557
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.889	%(a)	10/17/26	12,500	12,481,075
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.816	%(a)	04/18/27	12,500	12,501,656
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.489	%(a)	07/15/24	11,200	11,088,427
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A2B, 144A	3.339%		07/15/24	10,000	9,679,391
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.439	%(a)	04/17/25	10,300	10,189,846
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.039	%(a)	04/17/25	5,250	5,157,104
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.020%		04/17/25	6,200	5,915,439
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2012-4A, Class B1, 144A	2.537	%(a)	01/20/25	3,500	3,513,407
Cavalry CLO II (Cayman Islands), Series 2013-2A, Class A, 144A	1.639	%(a)	01/17/24	4,200	4,163,913
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.739	%(a)	07/15/26	7,600	7,549,063
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.689	%(a)	01/17/26	4,500	4,482,002

Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.759	%(a)	10/15/26	23,800	23,655,070
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	11,000	11,001,668
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.429	%(a)	04/15/24	1,600	1,579,250
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.445	%(a)	04/25/25	1,000	987,224
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2B, 144A	3.070%		04/25/25	2,000	1,909,948
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.763	%(a)	04/15/27	12,000	12,004,158
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class B, 144A	2.389	%(a)	10/15/26	7,250	7,179,624
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.787	%(a)	04/18/26	2,000	1,991,355
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.715	%(a)	07/25/26	5,000	4,960,226
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.737	%(a)	01/18/27	5,750	5,707,798
Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12AR, Class BR, 144A	2.395	%(a)	07/25/23	2,250	2,254,171
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.759	%(a)	04/15/26	4,500	4,475,743
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.577	%(a)	08/13/25	9,900	9,832,137
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	1.786	%(a)	07/20/27	12,000	11,977,200
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.525	%(a)	02/20/25	1,000	992,661
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.809	%(a)	04/15/26	1,500	1,500,605
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	2,800	2,724,630
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	1.769	%(a)	07/17/26	19,500	19,499,493
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.339	%(a)	04/15/25	10,400	10,238,516
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.739	%(a)	10/15/26	2,750	2,737,964
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A(b)	2.987	%(a)	10/20/23	550	548,622
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.737	%(a)	01/18/26	4,750	4,739,404
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761	%(a)	04/20/27	16,750	16,720,704
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.917	%(a)	04/20/26	28,000	28,020,916
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.715	%(a)	07/25/26	23,000	22,942,047

					382,244,303

Non-Residential Mortgage-Backed Securities — 2.6%
GEM Ligos III Ltd. (Cayman Islands), Series 2006-3A, Class A2, 144A	0.944	%(a)	03/23/21	3,024	3,009,071
Hertz Corp., Series 2015-1A, Class A(c)	2.730%		03/25/21	14,600	14,490,500
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.271	%(a)	05/05/27	15,250	15,203,132
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.426	%(a)	07/22/25	4,200	4,151,487

Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29	255	255,246
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.926	%(a)	08/17/22	250	249,323
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	20,075	20,281,492
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	3,250	3,286,732
Springleaf Funding Trust, Series 2015-AA, Class C, 144A	5.040%		11/15/24	6,000	6,154,320

					67,081,303

Residential Mortgage-Backed Securities — 16.6%
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2	1.391	%(a)	10/25/34	4,481	4,478,869
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A5	1.271	%(a)	10/25/34	2,245	2,127,604
Accredited Mortgage Loan Trust, Series 2005-3, Class M1	0.640	%(a)	09/25/35	2,000	1,955,000
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.091	%(a)	09/25/33	650	609,078
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A1	0.911	%(a)	10/25/34	2,321	2,283,197
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.541	%(a)	02/25/33	2,324	2,196,844
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-10, Class AV1	0.947	%(a)	12/25/33	4,960	4,823,095
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R10, Class A2C	0.521	%(a)	01/25/36	564	553,682
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.191	%(a)	11/25/32	996	964,047
Argent Securities, Inc., Series 2003-W5, Class M1	1.237	%(a)	10/25/33	69	67,080
Argent Securities, Inc., Series 2003-W7, Class A2	0.967	%(a)	03/25/34	1,535	1,473,723
Argent Securities, Inc., Series 2003-W7, Class M1	1.222	%(a)	03/25/34	1,662	1,626,065
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1	1.237	%(a)	12/25/33	1,128	1,067,179
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1	1.222	%(a)	01/25/34	2,747	2,641,703
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AF	4.123	%(a)	05/25/34	307	310,169
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV5	0.991	%(a)	05/25/34	587	548,225
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1	0.891	%(a)	06/25/34	1,629	1,520,146
Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	0.877	%(a)	04/25/34	3,895	3,832,082
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	0.871	%(a)	11/25/33	1,758	1,658,847
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B	1.151	%(a)	11/25/33	3,546	3,172,583
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.001	%(a)	06/25/34	3,716	3,475,908
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	0.911	%(a)	09/25/34	1,522	1,503,024
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1, Class M1	0.941	%(a)	03/25/35	6,496	6,249,604
Bayview Opportunity Master Fund IIIb NPL Trust, Series 2015-NPLA, Class A, 144A	3.721	%(a)	07/28/35	13,960	13,960,213
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.211	%(a)	06/25/34	1,100	994,297
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	1.762	%(a)	12/25/34	6,280	6,191,904

Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A1	0.851	%(a)	10/25/32	1,968	1,870,014
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class A2	1.371	%(a)	06/25/43	184	175,047
Bear Stearns Asset-Backed Securities Trust, Series 2003-HE1, Class M1	1.282	%(a)	01/25/34	2,418	2,338,983
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.042	%(a)	07/25/34	5,039	4,806,609
Chase Funding Trust, Series 2002-3, Class 2A1	0.831	%(a)	08/25/32	233	212,942
Chase Funding Trust, Series 2003-4, Class 1A5	5.416%		05/25/33	1,177	1,214,013
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1	0.821	%(a)	02/25/35	317	305,178
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5	5.010	%(a)	11/25/34	325	332,496
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.241	%(a)	07/25/33	423	400,057
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.941	%(a)	03/25/34	272	259,598
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A	0.611	%(a)	08/25/34	8,662	7,930,443
Countrywide Asset-Backed Certificates, Series 2004-6, Class 1A1	0.731	%(a)	12/25/34	2,463	2,329,007
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.241	%(a)	11/25/34	1,230	1,165,219
Credit Suisse Mortgage Trust, Series 2015-3R, Class 10A1, 144A	4.000	%(a)	10/29/47	15,249	15,278,275
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1	3.379	%(a)	12/25/32	220	214,180
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.207	%(a)	11/25/33	210	199,292
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB1, Class AF1	4.520%		10/25/32	1,974	1,966,203
Encore Credit Receivables Trust, Series 2005-2, Class M2	0.881	%(a)	11/25/35	3,075	3,000,554
EquiFirst Mortgage Loan Trust, Series 2005-1, Class M2	0.866	%(a)	04/25/35	1,531	1,464,339
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.691	%(a)	02/25/25	3,463	3,469,643
Fannie Mae Connecticut Avenue Securities, Series 2015-C03, Class 1M2	5.188	%(a)	07/25/25	5,400	5,454,610
Finance America Mortgage Loan Trust, Series 2003-1, Class M1	1.241	%(a)	09/25/33	2,864	2,637,281
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.016	%(a)	08/25/34	8,574	7,949,343
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2	0.951	%(a)	08/25/34	1,899	1,755,398
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	0.911	%(a)	04/25/35	6,500	6,299,059
First NLC Trust, Series 2005-2, Class M1	0.671	%(a)	09/25/35	1,375	1,308,975
Fremont Home Loan Trust, Series 2004-4, Class M1	0.986	%(a)	03/25/35	2,512	2,342,526
GSAMP Trust, Series 2003-HE2, Class A1A, 144A	0.791	%(a)	08/25/33	1,257	1,163,317
GSAMP Trust, Series 2004-AR1, Class A2B	1.391	%(a)	06/25/34	1,422	1,403,931
GSAMP Trust, Series 2004-FM1, Class M1	1.166	%(a)	11/25/33	410	396,819
GSAMP Trust, Series 2004-FM2, Class M1	0.941	%(a)	01/25/34	2,490	2,382,137
GSAMP Trust, Series 2004-NC2, Class A1B	1.091	%(a)	10/25/34	1,787	1,660,047
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.327	%(a)	01/26/37	5,952	5,716,020
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.327	%(a)	01/26/37	1,670	1,323,308
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.327	%(a)	10/26/36	6,379	6,019,857

GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.327	%(a)	10/26/36	1,400	1,001,420
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.327	%(a)	03/26/37	13,021	12,385,523
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.327	%(a)	03/26/37	2,702	2,045,076
Home Equity Asset Trust, Series 2003-6, Class M1	1.241	%(a)	02/25/34	1,620	1,530,442
Home Equity Asset Trust, Series 2004-3, Class M1	1.046	%(a)	08/25/34	1,757	1,673,008
Home Equity Asset Trust, Series 2004-7, Class A2	1.031	%(a)	01/25/35	1,050	998,793
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	1.688	%(a)	11/20/36	1,020	1,014,450
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1	0.621	%(a)	12/25/35	916	853,774
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	0.811	%(a)	08/25/33	1,464	1,359,252
Long Beach Mortgage Loan Trust, Series 2004-2, Class A1	0.627	%(a)	06/25/34	985	916,438
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.287	%(a)	09/01/21	11,639	11,680,359
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.187	%(a)	12/01/21	9,789	9,718,321
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.187	%(a)	01/01/20	14,445	14,393,339
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.187	%(a)	01/01/20	13,407	13,298,247
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.187	%(a)	03/01/20	11,374	11,279,873
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A	2.187	%(a)	04/01/20	8,207	8,091,666
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.187	%(a)	04/01/20	6,800	6,769,526
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.187	%(a)	05/01/20	17,390	17,205,835
Mastr Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	2.966	%(a)	12/25/32	2,760	2,769,975
Mastr Asset-Backed Securities Trust, Series 2003-WMC2, Class M2	2.662	%(a)	08/25/33	1,477	1,450,296
Mastr Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.911	%(a)	12/25/34	8,247	7,520,559
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	1.191	%(a)	08/25/32	4,408	4,256,938
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.211	%(a)	10/25/33	5,516	5,146,121
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.391	%(a)	06/25/33	989	963,307
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.241	%(a)	09/25/33	902	854,637
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.211	%(a)	10/25/33	1,249	1,177,678
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.046	%(a)	03/25/34	886	838,557
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.091	%(a)	05/25/34	7,283	6,913,069
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.136	%(a)	06/25/34	1,270	1,193,330
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC3, Class M1	0.986	%(a)	03/25/34	3,185	3,027,772

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.091	%(a)	05/25/34	393	359,132
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.091	%(a)	07/25/34	2,523	2,381,110
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.061	%(a)	11/25/34	1,941	1,770,323
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.121	%(a)	06/25/34	203	195,951
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	0.521	%(a)	12/25/35	327	314,915
New Century Home Equity Loan Trust, Series 2005-3, Class M2	0.681	%(a)	07/25/35	1,500	1,446,950
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-3, Class A1	0.771	%(a)	06/25/33	2,133	2,001,465
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-4, Class A2	0.831	%(a)	07/25/33	961	897,595
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.091	%(a)	01/25/34	2,233	2,077,018
Option One Mortgage Loan Trust, Series 2005-1, Class A4	0.991	%(a)	02/25/35	616	603,794
Option One Mortgage Loan Trust, Series 2005-3, Class M1	0.661	%(a)	08/25/35	1,997	1,926,717
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3	1.031	%(a)	01/25/36	1,500	1,429,799
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW1, Class M1	0.641	%(a)	09/25/35	2,290	2,273,747
RAMP Trust, Series 2005-EFC2, Class M3	0.681	%(a)	07/25/35	3,509	3,422,577
RAMP Trust, Series 2005-EFC3, Class M3	0.681	%(a)	08/25/35	1,722	1,657,906
RASC Trust, Series 2005-KS3, Class M4	0.896	%(a)	04/25/35	2,000	1,941,684
RASC Trust, Series 2005-KS8, Class M1	0.601	%(a)	08/25/35	62	62,249
RASC Trust, Series 2005-KS11, Class M1	0.591	%(a)	12/25/35	800	762,294
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.647	%(a)	11/25/35	1,330	1,304,707
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.971	%(a)	02/25/34	1,807	1,680,590
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.956	%(a)	02/25/34	5,855	5,498,766
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.091	%(a)	11/25/34	2,252	2,088,754
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	1.016	%(a)	05/25/35	3,651	3,459,358
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.121	%(a)	07/25/35	2,096	1,999,412
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A2C	1.171	%(a)	10/25/35	1,526	1,474,178
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.191	%(a)	10/25/33	2,386	2,259,890
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.991	%(a)	02/25/34	4,156	3,988,317
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.191	%(a)	09/25/34	2,123	2,092,906
Structured Asset Investment Loan Trust, Series 2004-9, Class A7	1.191	%(a)	10/25/34	4,926	4,861,793
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2	1.191	%(a)	09/25/34	4,390	4,235,530
Structured Asset Investment Loan Trust, Series 2005-3, Class M2	0.851	%(a)	04/25/35	2,000	1,864,548
Structured Asset Investment Loan Trust, Series 2005-4, Class M2	0.851	%(a)	05/25/35	3,456	3,438,382
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M1	0.591	%(a)	11/25/35	246	240,253

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M2	0.621	%(a)	11/25/35		950	889,271
Volt XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375	%(a)	08/27/57		4,953	4,943,381
Volt XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57		11,355	11,338,127
Volt XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375	%(a)	02/25/55		10,670	10,634,362
Volt XXXIII LLC, Series 2015-NPL5, Class A1, 144A	3.500	%(a)	03/25/55		5,698	5,689,832
Volt XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55		9,321	9,286,321
Volt XXXVI LLC, Series 2015-NP10, Class A1, 144A	3.625%		07/25/45		9,700	9,691,823

						437,842,196

TOTAL ASSET-BACKED SECURITIES (cost $889,511,690)						892,104,669

BANK LOANS(a) — 4.1%
Aerospace & Defense
Wesco Aircraft Hardware Corp.	2.690%		12/07/17		834	830,668

Airlines
United Airlines	3.500%		04/01/19		1,295	1,291,950

Automotive — 0.1%
Chrysler Group LLC	3.250%		12/31/18		2,468	2,465,295
Chrysler Group LLC	3.500%		05/24/17		80	80,028

						2,545,323

Brokerage — 0.1%
LPL Holdings, Inc.	3.250%		03/29/19		1,470	1,466,710

Cable — 0.2%
CSC Holdings LLC	2.782%		04/17/20		1,971	1,960,383
Intelsat Jackson Holdings SA (Luxembourg)	3.750%		06/30/19		2,500	2,471,875
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/30/23		1,010	1,006,194

						5,438,452

Capital Goods — 0.4%
ADS Waste Holdings, Inc.	3.750%		10/09/19		1,445	1,437,139
OGF SA, Private Placement	3.750%		10/30/20	EUR	2,781	3,065,395
RAC PLC	5.323%		12/17/21	GBP	2,264	3,543,818
RBS Global, Inc./Rexnord LLC	4.000%		08/21/20		3,439	3,437,031

						11,483,383

Chemicals — 0.2%
Axalta Coating Systems US Holdings	3.750%		02/01/20		1,892	1,889,008
CeramTec GmbH (Germany)	4.250%		08/30/20	EUR	1,700	1,869,357
Macdermid, Inc.	4.500%		06/08/20		980	982,975
OXEA Finance & Cy SCA (Luxembourg)	4.500%		01/15/20	EUR	1,310	1,396,995

						6,138,335

Consumer — 0.1%
Seaworld Parks & Entertainment, Inc.	3.000%		05/14/20		2,128	2,064,575

Electric — 0.1%
Calpine Construction Finance Co. LP	3.000%		05/04/20		515	509,784
Calpine Corp.	4.000%		10/09/19		486	487,238
NRG Energy, Inc.	2.750%		07/01/18		1,703	1,694,323

						2,691,345

Food & Beverage — 0.5%
Albertsons Holdings LLC	5.000%	08/23/19		8,690	8,710,517
B.C. Unlimited Liability Co.	3.750%	12/10/21		1,935	1,939,265
Pinnacle Foods Finance LLC	3.000%	04/29/20		1,656	1,650,364

					12,300,146

Gaming — 0.1%
CCM Merger, Inc.	4.500%	08/06/21		343	344,309
MGM Resorts International	3.031%	12/20/17		1,463	1,460,306

					1,804,615

Healthcare & Pharmaceutical — 0.8%
Catalent Pharma Solutions, Inc.	4.250%	05/20/21		566	568,050
CHS Community Health Systems, Inc.	2.534%	01/25/19		4,500	4,477,500
CHS Community Health Systems, Inc.	3.534%	12/31/18		2,070	2,073,513
CHS Community Health Systems, Inc.	3.750%	12/31/19		126	126,600
CHS Community Health Systems, Inc.	4.000%	01/27/21		233	232,941
Grifols Worldwide OPS Ltd.	3.281%	02/26/21		3,343	3,351,266
Mallinckrodt International Finance (Luxembourg)	3.500%	03/19/21		3,027	3,026,283
Ortho Clinical Diagnostics, Inc.	4.750%	06/30/21		2,228	2,211,072
Valeant Pharmaceuticals International, Inc.	3.500%	08/05/20		2,000	2,001,072
Valeant Pharmaceuticals International, Inc.	4.000%	04/01/22		2,494	2,503,386

					20,571,683

Lodging — 0.2%
Hilton Worldwide Finance LLC	3.500%	10/26/20		4,406	4,411,117

Media & Entertainment — 0.3%
CBS Outdoor Americas CAP LLC	3.000%	02/01/21		3,600	3,595,500
Entravision Communications Corp.	3.500%	05/29/20		903	894,227
Nielsen Finance LLC	2.440%	05/30/17		2,978	2,974,543

					7,464,270

Non-Captive Finance — 0.2%
RBS WorldPay, Inc. (United Kingdom)	4.500%	11/29/19		3,439	3,438,750
RBS WorldPay, Inc. (United Kingdom)	5.750%	11/29/19	GBP	1,500	2,341,818

					5,780,568

Packaging
Berry Plastics Group, Inc.	3.750%	01/06/21		908	908,755

Retailers — 0.1%
Douglas Holdings AG (Germany)	6.000%	06/30/22	EUR	2,000	2,201,990

Technology — 0.6%
Avago Technologies Finance Pte Ltd. (Indonesia)	3.750%	05/06/21		181	180,802
BMC Software Finance, Inc.	5.000%	09/10/20		2,227	2,030,631
CDW Corp.	3.250%	04/29/20		1,222	1,216,791
First Data Corp.	3.687%	03/26/18		141	140,393
First Data Corp.	3.782%	09/24/18		225	224,344
Freescale Semiconductor, Inc.	4.250%	02/28/20		98	97,975
Interactive Data Corp.	4.750%	05/03/21		2,898	2,907,486
NXP BV (Netherlands)	3.250%	01/10/20		418	416,519
Syniverse Holdings, Inc.	4.000%	04/23/19		970	919,834
TransUnion LLC/TransUnion Financing Corp.	3.750%	04/09/21		2,763	2,743,878
Vantiv LLC	2.282%	06/13/19		950	938,125
Vantiv LLC	3.750%	06/11/21		3,643	3,654,553

					15,471,331

Telecommunications — 0.1%
Level 3 Finance, Inc.	4.000%	01/15/20		1,000	1,002,188
SBA Senior Finance II, LLC	3.250%	03/24/21		2,723	2,703,102

					3,705,290

TOTAL BANK LOANS (cost $109,893,977)					108,570,506

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.8%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	36	36,322
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	2,988	3,053,100
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.562	%(a)	04/10/49	1,996	2,102,676
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.586	%(a)	04/10/49	200	201,758
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	2,059	2,193,269
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736%		06/11/50	23	22,767
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	19	18,801
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	%(a)	12/11/49	8,600	8,917,134
COMM Mortgage Trust, Series 2012-CR1, Class A3	3.391%		05/15/45	15	15,663
COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	2.102	%(a)	05/15/45	14,703	1,392,899
COMM Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	984,679
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	265	265,984
COMM Mortgage Trust, Series 2014-KYO, Class XCP, IO, 144A	0.969	%(a)	06/11/27	71,488	253,337
COMM Mortgage Trust, Series 2014-UBS2, Class XB, IO, 144A	0.139	%(a)	03/10/47	171,811	2,072,384
COMM Mortgage Trust, Series 2014-UBS3, Class A3	3.546%		06/10/47	8,600	8,871,579
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	7,100	7,253,005
COMM Mortgage Trust, Series 2015-LC19, Class XB, 144A	0.270	%(a)	02/10/48	123,049	2,767,618
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.037	%(a)	12/10/49	1,263	1,358,160
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224	%(a)	04/10/37	1,882	1,880,837
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.463	%(a)	02/15/39	1,014	1,025,553
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	5.806	%(a)	06/15/38	813	836,983
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230	%(a)	12/15/40	100	100,349
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XB	0.258	%(a)	04/15/50	66,743	1,569,395
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.172	%(a)	04/25/20	5,134	209,886
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.641	%(a)	06/25/20	22,417	1,355,862
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class X1, IO	0.335	%(a)	10/25/20	22,051	248,670
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.434	%(a)	01/25/22	16,427	1,202,928
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.459	%(a)	05/25/22	21,276	1,697,693
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.498	%(a)	06/25/22	4,385	363,807

FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.896	%(a)	10/25/22	96,715	5,030,323
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.606	%(a)	08/25/16	296	3,190
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.775	%(a)	05/25/19	486	27,692
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.703	%(a)	07/25/19	3,913	217,510
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.318	%(a)	11/10/45	2,903	2,905,729
GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477%		12/10/49	24	23,866
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XB, IO, 144A	0.499	%(a)	02/10/46	103,126	3,678,092
GS Mortgage Securities Corp. II, Series 2014-GC20, Class XB, IO	0.338	%(a)	04/10/47	28,307	944,265
GS Mortgage Securities Trust, Series 2013-GC12, Class XB, IO	0.543	%(a)	06/10/46	37,400	1,462,864
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XB, IO	0.319	%(a)	08/15/47	45,056	1,300,632
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XB	0.447	%(a)	02/15/48	52,766	2,009,962
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,000	1,005,356
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,679,262
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951	%(a)	01/12/37	124	124,071
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AJ	4.842	%(a)	07/15/42	167	167,104
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ	4.929	%(a)	08/15/42	333	332,545
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(a)	10/15/42	750	750,044
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM	5.474	%(a)	12/12/44	1,000	1,008,616
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4	5.794	%(a)	02/12/51	54	57,528
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.774	%(a)	06/15/49	172	173,867
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.774	%(a)	06/15/49	1,109	1,170,172
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.938	%(a)	02/15/51	90	90,388
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2, 144A	3.673%		02/15/46	297	302,039
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	4,630	4,840,114
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	5,000	5,028,425
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.584	%(a)	04/15/46	34,956	1,342,180
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263	%(a)	11/15/40	33	33,135
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	85	86,006
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM	5.303	%(a)	01/12/44	102	103,001
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.676	%(a)	05/12/39	30	30,776
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.835	%(a)	06/12/50	141	141,290
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	5.877	%(a)	06/12/46	100	103,215

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XB, IO, 144A	0.246	%(a)	08/15/45	65,968	1,203,784
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	3,000	2,982,603
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	6,900	6,897,481
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XB, IO, 144A	0.497	%(a)	12/15/48	68,276	2,132,942
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	5,400	5,377,838
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.284	%(a)	09/15/42	307	306,204
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	5.773	%(a)	07/12/44	200	206,491
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	27	27,093
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2FX	5.678	%(a)	04/12/49	11	11,494
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A3	5.678	%(a)	04/12/49	2,380	2,385,855
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A1A	5.312%		03/15/44	232	242,255
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	113	114,436
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A	1.936	%(a)	08/14/31	8,400	8,381,495
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class XCP, 144A	1.532	%(a)	08/14/31	270,400	2,508,393
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	2,800	2,826,023
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	6,400	6,411,110
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.405	%(a)	04/10/46	140,883	4,031,790
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AM	5.262	%(a)	10/15/44	321	321,860
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.284	%(a)	12/15/44	2,188	2,188,507
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47	2,500	2,608,847
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	3,415	3,617,540
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.715	%(a)	06/15/49	2,413	2,542,476
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.951	%(a)	02/15/51	240	251,923
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	5,753	6,060,793

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $154,598,265)					152,085,590

CORPORATE BONDS — 44.9%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/18	2,200	2,220,625
Textron, Inc., Sr. Unsec’d. Notes	4.625%		09/21/16	500	517,431

					2,738,056

Airlines — 0.4%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass Through Certificates	4.000%		07/15/25	3,233	3,272,966
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		04/19/22	986	1,089,953
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%		10/29/24	115	116,478
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates	6.125%		04/29/18	3,000	3,135,000
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		08/10/22	871	999,907
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19	83	89,827
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates(b)	4.300%		08/15/25	2,393	2,459,226

					11,163,357

Automotive — 1.6%
Chrysler Group LLC/CG Co-Issuer Inc., Sec’d. Notes	8.250%		06/15/21	2,800	3,034,500
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	750	765,000
Dana Holding Corp., Sr. Unsec’d. Notes(b)	6.750%		02/15/21	1,925	2,026,063
Ford Motor Co., Sr. Unsec’d. Notes(b)	4.750%		01/15/43	1,670	1,638,552
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	650	654,895
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19	7,050	7,016,132
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.000%		06/12/17	410	417,798
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	200	204,106
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	6,470	6,713,104
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	2,000	2,050,418
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	2,230	2,434,886
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	575	582,460
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	575	569,083
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.250%		03/01/21	3,090	3,258,671
Lear Corp., Gtd. Notes	5.250%		01/15/25	5,375	5,334,687
Lear Corp., Gtd. Notes	5.375%		03/15/24	1,410	1,431,150
Meritor, Inc., Gtd. Notes	6.250%		02/15/24	4,150	4,160,375

					42,291,880

Banking — 9.2%
American Express Co., Jr. Sub. Notes(b)	5.200	%(a)	12/31/49	1,675	1,675,000
American Express Co., Sr. Unsec’d. Notes(b)	2.650%		12/02/22	3,099	2,979,239
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23	263	268,260
Bank of America Corp., Jr. Sub. Notes	5.125	%(a)	12/31/49	2,175	2,134,219
Bank of America Corp., Jr. Sub. Notes(b)	8.000	%(a)	12/29/49	3,190	3,375,020
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	1,000	1,068,750
Bank of America Corp., Sr. Unsec’d. Notes	4.100%		07/24/23	3,450	3,565,910
Bank of America Corp., Sr. Unsec’d. Notes(b)	5.625%		10/14/16	160	168,038
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	2,945	3,352,099
Bank of America Corp., Sr. Unsec’d. Notes(b)	5.875%		01/05/21	450	513,257
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	500	542,071
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	490	581,162
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	9,525	9,389,250
Bank of America Corp., Sr. Unsec’d. Notes, MTN(b)	4.000%		04/01/24	2,200	2,252,637
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	280	294,933
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42	385	451,862
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	2,825	2,836,582
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	3.750%		03/10/24	3,225	3,338,120
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(b)	3.750%		05/15/24	4,225	4,278,041
BB&T Corp., Sr. Unsec’d. Notes, MTN	1.600%		08/15/17	25	25,092

BPCE SA (France), Gtd. Notes, MTN(b)	2.500%		07/15/19	5,950	6,010,416
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.950%		07/23/21	5,775	5,649,434
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	2,065	1,992,054
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	4,125	4,079,019
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	300	323,350
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	110	115,386
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	2,350	2,408,299
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	1,525	1,645,358
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	1,455	2,112,397
Citigroup, Inc., Sr. Unsec’d. Notes(b)	8.500%		05/22/19	350	426,794
Citigroup, Inc., Sub. Notes	3.500%		05/15/23	2,500	2,452,930
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	550	565,051
Citigroup, Inc., Sub. Notes(b)	4.300%		11/20/26	3,300	3,278,425
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	1,125	1,180,863
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A(b)	2.750%		03/26/20	4,775	4,748,709
Credit Suisse New York (Switzerland), Sr. Unsec’d. Notes, MTN(b)	3.625%		09/09/24	2,375	2,378,650
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes(b)	3.700%		05/30/24	3,275	3,276,025
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,200	1,190,092
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	5,500	5,600,078
Discover Bank, Sub. Notes	7.000%		04/15/20	800	924,291
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25	2,560	2,461,463
Fifth Third Bancorp, Sub. Notes(b)	4.300%		01/16/24	4,975	5,101,887
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	1,075	1,080,523
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(b)	5.375	%(a)	12/31/49	5,225	5,193,650
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	3.625%		01/22/23	6,000	6,056,112
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,840	2,048,229
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	5.750%		01/24/22	4,590	5,256,073
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	345	414,180
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	1,875	1,918,620
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(b)	4.800%		07/08/44	2,105	2,140,126
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(b)	6.000%		06/15/20	4,450	5,100,670
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	130	137,318
HSBC Holding PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	1,600	1,698,144
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, RegS	5.750%		11/16/20	2,556	2,870,621
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	475	478,682
JPMorgan Chase & Co., Jr. Sub. Notes(b)	5.150	%(a)	12/31/49	3,725	3,528,692
JPMorgan Chase & Co., Jr. Sub. Notes	5.300	%(a)	12/31/49	2,675	2,665,370
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(a)	12/31/49	3,400	3,412,750
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	130	137,150
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16	15	15,285
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		01/25/23	9,500	9,426,992
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	3.250%		09/23/22	2,115	2,115,789
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	720	773,094
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	600	674,640
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	130	142,774
JPMorgan Chase & Co., Sub. Notes(b)	3.375%		05/01/23	1,925	1,885,514
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes(b)	6.375%		01/21/21	4,570	5,424,860
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	100	114,040
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	675	674,556
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	1,925	1,913,450
Morgan Stanley, Jr. Sub. Notes, Series J(b)	5.550	%(a)	12/31/49	2,175	2,164,125
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	7,910	8,067,338

Morgan Stanley, Sr. Unsec’d. Notes(b)	6.375%		07/24/42		700	877,436
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17		330	348,386
Morgan Stanley, Sr. Unsec’d. Notes, MTN(b)	2.125%		04/25/18		2,880	2,901,234
Morgan Stanley, Sr. Unsec’d. Notes, MTN(b)	5.500%		07/28/21		1,035	1,165,526
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19		680	761,854
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18		100	112,015
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23		815	827,412
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22		930	986,388
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25		2,075	2,192,513
National Savings Bank, Sr. Unsec’d. Notes, RegS	8.875%		09/18/18		1,000	1,080,000
Northern Trust Corp., Sub. Notes(b)	3.950%		10/30/25		4,375	4,541,692
People’s United Bank, Sub. Notes	4.000%		07/15/24		1,125	1,116,265
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22		325	326,445
PNC Bank NA, Sr. Unsec’d. Notes(d)	3.300%		10/30/24		6,225	6,217,617
PNC Bank NA, Sub. Notes	2.950%		01/30/23		900	880,228
PNC Bank NA, Sub. Notes	3.800%		07/25/23		2,425	2,497,859
PNC Bank NA, Sub. Notes	4.200%		11/01/25		2,125	2,234,714
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854	%(e)	11/09/22		125	123,548
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24		1,910	1,927,144
PNC Funding Corp., Bank Gtd. Notes	2.700%		09/19/16		50	50,829
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%		01/11/21		350	406,548
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15		75	75,072
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16		870	891,258
State Street Corp., Jr. Sub. Notes(b)	5.250	%(a)	12/31/49		3,555	3,591,261
State Street Corp., Sr. Unsec’d. Notes(b)	3.700%		11/20/23		3,850	3,999,522
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(b)	2.450%		01/10/19		1,925	1,942,904
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	3.000%		01/18/23		800	792,950
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, GMTN(b)	2.250%		07/11/19		2,175	2,169,160
SunTrust Bank, Sr. Unsec’d. Notes	2.750%		05/01/23		1,225	1,171,719
US Bancorp, Jr. Sub. Notes	3.442%		02/01/16		130	131,495
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22		25	24,732
US Bancorp, Sub. Notes, MTN	3.600%		09/11/24		3,175	3,198,279
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21		3,970	4,041,146
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(b)	3.500%		03/08/22		930	959,057
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44		1,460	1,631,480
Wells Fargo & Co., Sub. Notes, MTN	4.125%		08/15/23		2,900	2,999,276
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44		3,185	3,101,840

						240,836,684

Brokerage
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		175	175,260
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		540	543,650

						718,910

Building Materials & Construction — 1.7%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $5,902,500; purchased 10/27/14-02/11/15)(b)(c)(f)	5.375%		11/15/24		5,825	5,838,980
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $3,247,500; purchased 12/06/13-11/21/14)(c)(f)	6.750%		05/01/21		3,000	3,150,000
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.875%		04/30/19		1,770	1,938,150
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19		2,300	2,518,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	1,600	1,759,396
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(b)	5.700%		01/11/25		1,000	972,000

Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%	12/10/19		3,000	3,122,850
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250%	08/15/21	EUR	500	601,182
KB Home, Gtd. Notes(b)	7.500%	09/15/22		3,425	3,544,875
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		104	104,964
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $625,000; purchased 06/19/14)(c)(f)	5.250%	06/27/29		625	420,312
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $255,785; purchased 10/22/12)(b)(c)(f)	7.125%	06/26/42		220	152,350
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22		125	126,976
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18		9,378	10,714,365
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 144A	5.250%	04/15/21		3,500	3,491,250
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18		6,300	6,662,250

					45,118,400

Cable — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19		1,712	1,778,340
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23		2,625	2,598,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.750%	01/15/24		1,100	1,119,937
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25		1,650	1,625,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(b)	5.875%	05/01/27		5,075	5,027,422
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18		2,040	2,238,900
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	8.625%	02/15/19		4,766	5,421,325
DISH DBS Corp., Gtd. Notes(b)	4.250%	04/01/18		1,500	1,526,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23		2,000	1,815,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(b)	7.250%	04/01/19		3,500	3,469,375
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%	05/15/17		2,400	2,440,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	09/15/22	EUR	144	169,187
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	5.125%	01/21/23	EUR	558	651,076
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		4,500	4,551,435
Videotron Ltd. (Canada), Gtd. Notes, 144A(b)	5.375%	06/15/24		2,400	2,424,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	720	1,173,577

					38,030,324

Capital Goods — 2.0%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		3,075	3,073,309
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A	2.550%	09/22/19		2,450	2,478,128
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22		1,925	2,023,676
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, MTN, RegS	6.875%	01/21/18		2,450	2,687,331
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%	01/17/23		2,500	2,885,775
CNH Capital LLC, Gtd. Notes	3.875%	11/01/15		500	500,625
Deere & Co., Sr. Unsec’d. Notes	2.600%	06/08/22		50	49,079
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $131,355; purchased 05/30/13)(c)(f)	6.700%	06/01/34		110	134,926
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,232,116; purchased 05/14/13)(c)(f)	7.000%	10/15/37		1,725	2,144,058
General Electric Co., Sr. Unsec’d. Notes(b)	4.125%	10/09/42		50	49,165
General Electric Co., Sr. Unsec’d. Notes(b)	4.500%	03/11/44		75	78,073
Griffon Corp., Gtd. Notes	5.250%	03/01/22		6,450	6,288,750

H&E Equipment Services, Inc., Gtd. Notes(b)	7.000%	09/01/22	2,000	1,990,000
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	3,125	3,225,594
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $274,593; purchased 09/24/12)(c)(f)	2.500%	03/15/16	275	277,024
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $449,024; purchased 01/14/13)(c)(f)	2.875%	07/17/18	450	457,181
Pentair Finance SA, Gtd. Notes	1.350%	12/01/15	325	325,676
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17	50	49,931
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.850%	11/15/17	175	175,389
SPX Corp., Gtd. Notes	6.875%	09/01/17	1,000	1,073,750
Terex Corp., Gtd. Notes(b)	6.000%	05/15/21	5,050	5,068,937
Terex Corp., Gtd. Notes(b)	6.500%	04/01/20	1,005	1,037,663
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,299,400; purchased 06/30/14)(c)(f)	7.500%	02/15/19	3,120	3,120,000
United Rentals North America, Inc., Gtd. Notes(b)	5.500%	07/15/25	925	884,531
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	3,000	3,191,250
United Rentals North America, Inc., Gtd. Notes(b)	7.625%	04/15/22	6,444	6,999,795
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%	02/01/21	272	289,479
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	140	140,430
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	1,635	1,672,237
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	50	54,377

				52,426,139

Chemicals — 1.4%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(b)	4.900%	06/01/43	1,350	1,319,922
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	655	670,468
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	170	194,436
Ashland, Inc., Sr. Unsec’d. Notes(b)	3.875%	04/15/18	4,624	4,765,263
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	4,100	4,212,750
CF Industries, Inc., Gtd. Notes(b)	4.950%	06/01/43	1,765	1,632,133
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	1,300	1,267,371
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	160	179,358
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	125	148,361
Dow Chemical Co. (The), Sr. Unsec’d. Notes(b)	3.000%	11/15/22	1,550	1,503,063
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	3,150	3,350,381
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	15	14,032
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	125	127,428
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	95	144,670
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%	01/15/20	3,080	3,080,360
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	500	505,507
Eastman Chemical Co., Sr. Unsec’d. Notes(b)	4.650%	10/15/44	1,210	1,154,485
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	1,600	1,627,424
LYB International Finance BV (Netherlands), Gtd. Notes	4.875%	03/15/44	1,835	1,775,836
LYB International Finance BV (Netherlands), Gtd. Notes	5.250%	07/15/43	415	421,028
LyondellBasell Industries NV, Sr. Unsec’d. Notes(b)	4.625%	02/26/55	2,090	1,836,305
LyondellBasell Industries NV, Sr. Unsec’d. Notes(b)	6.000%	11/15/21	700	796,107
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	575	511,821
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	710	759,576
Mosaic Co. (The), Sr. Unsec’d. Notes(b)	5.625%	11/15/43	2,335	2,508,250
W.R. Grace & Co., Sr. Unsec’d. Notes, 144A(b)	5.125%	10/01/21	1,975	1,994,750

				36,501,085

Consumer — 0.7%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17	50	49,813
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(b)	4.625%	05/15/21	5,400	5,130,000
Jarden Corp., Gtd. Notes	6.125%	11/15/22	500	516,875
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050%	12/01/17	375	376,088

PVH Corp., Sr. Unsec’d. Notes(b)	4.500%	12/15/22		5,005	5,042,537
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		1,800	1,856,178
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%	12/15/20		3,500	3,648,750
Service Corp. International, Sr. Unsec’d. Notes	4.500%	11/15/20		2,135	2,199,050

					18,819,291

Electric — 1.8%
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%	12/15/22		550	536,676
Calpine Corp., Sr. Unsec’d. Notes(b)	5.375%	01/15/23		2,175	2,126,062
Calpine Corp., Sr. Unsec’d. Notes(b)	5.750%	01/15/25		2,325	2,266,875
Connecticut Light & Power Co. (The), First Ref. Mtge.	2.500%	01/15/23		375	362,245
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20		3,100	3,247,250
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19		1,650	1,769,625
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21		2,225	2,372,406
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000%	09/30/42		50	48,556
Dynegy, Inc., Gtd. Notes, 144A	6.750%	11/01/19		5,850	6,040,125
Dynegy, Inc., Gtd. Notes, 144A	7.375%	11/01/22		9,200	9,517,400
Entergy Arkansas, Inc., First Mtge.	3.050%	06/01/23		450	443,254
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17		75	77,878
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18		950	962,246
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		800	833,149
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23		1,575	1,586,653
NRG Energy, Inc., Gtd. Notes(b)	6.250%	05/01/24		4,000	3,930,000
NRG Energy, Inc., Gtd. Notes(b)	6.625%	03/15/23		4,250	4,313,750
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18		4,406	4,779,629
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22		75	74,935
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42		200	185,057
South Carolina Electric & Gas Co., First Mtge.	4.350%	02/01/42		130	127,992
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, MTN, 144A	7.875%	10/01/20	EUR	125	149,321
Techem GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	6.125%	10/01/19	EUR	200	230,358
Westar Energy, Inc., First Mtge.	4.100%	04/01/43		325	319,185

					46,300,627

Energy - Integrated — 0.7%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%	09/15/42		1,070	920,176
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19		6,540	4,643,400
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21		5,750	4,053,750
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22		1,750	1,903,778
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22		7,740	7,778,700

					19,299,804

Energy - Other — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36		750	842,567
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22		2,625	2,480,625
California Resources Corp., Gtd. Notes(b)	6.000%	11/15/24		2,675	2,166,750
Cameron International Corp., Sr. Unsec’d. Notes	5.950%	06/01/41		100	103,351
Denbury Resources, Inc., Gtd. Notes(b)	5.500%	05/01/22		2,000	1,585,000
Halliburton Co., Sr. Unsec’d. Notes(b)	4.750%	08/01/43		3,100	3,114,880
Nabors Industries, Inc., Gtd. Notes(b)	4.625%	09/15/21		762	747,585
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18		80	85,655
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21		500	516,768
Noble Energy, Inc., Sr. Unsec’d. Notes(b)	5.250%	11/15/43		395	375,898
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41		1,390	1,427,862
Noble Holding International Ltd., Gtd. Notes	2.500%	03/15/17		25	24,477
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A (original cost $662,793; purchased 09/26/13)(c)(f)	5.875%	09/25/22		695	240,621

					13,712,039

Food & Beverage — 1.7%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43		600	560,160
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22		200	192,820
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39		250	377,505
ARAMARK Corp., Gtd. Notes(b)	5.750%	03/15/20		1,600	1,672,000
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%	10/05/16		3,380	3,614,623
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23		1,025	948,125
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%	05/22/24		500	483,250
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18		950	1,005,137
ConAgra Foods, Inc., Sr. Unsec’d. Notes	2.100%	03/15/18		179	177,937
Constellation Brands, Inc., Gtd. Notes	6.000%	05/01/22		450	497,250
Cott Beverages, Inc. (Canada), 144A	6.750%	01/01/20		4,400	4,581,500
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	10/01/23		1,050	1,131,751
Ingles Markets, Inc., Sr. Unsec’d. Notes(b)	5.750%	06/15/23		5,250	5,355,000
JBS Investments GmbH (Brazil), Sr. Unsec’d. Notes, 144A	7.750%	10/28/20		2,650	2,862,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,081,250; purchased 06/17/14)(c)(f)	7.250%	06/01/21		1,000	1,051,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, RegS (original cost $1,605,000; purchased 10/01/14)(c)(f)	8.250%	02/01/20		1,500	1,590,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,750,000; purchased 05/20/15)(b)(c)(f)	5.750%	06/15/25		2,750	2,725,099
JM Smucker Co. (The), Gtd. Notes, 144A(b)	3.000%	03/15/22		1,700	1,667,372
JM Smucker Co. (The), Gtd. Notes, 144A	3.500%	03/15/25		1,225	1,207,208
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18		160	178,711
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(b)	6.500%	02/09/40		1,020	1,230,715
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35		500	517,937
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22		250	275,000
Molson Coors Brewing Co., Gtd. Notes	2.000%	05/01/17		50	50,444
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22		2,000	2,137,900
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18		3,387	3,459,820
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21		2,400	2,505,000
Stretford 79 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750%	07/15/24	GBP	1,137	1,516,355
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,950,000; purchased 05/29/15)(c)(f)	8.000%	06/15/22		1,950	1,935,375

					45,507,244

Gaming — 1.0%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	9.875%	08/15/18		100	102,698
MGM Resorts International, Gtd. Notes(b)	6.000%	03/15/23		4,800	4,884,000
MGM Resorts International, Gtd. Notes(b)	6.625%	12/15/21		1,000	1,056,250
MGM Resorts International, Gtd. Notes	7.625%	01/15/17		500	531,250
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21		2,800	3,020,500
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21		2,500	2,656,250
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%	05/15/20		1,400	1,473,500
Scientific Games International, Inc., Gtd. Notes(b)	10.000%	12/01/22		6,000	5,827,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(b)	5.500%	03/01/25		3,150	3,031,875
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(b)	5.250%	10/15/21		3,200	3,044,000

					25,627,823

Healthcare & Pharmaceutical — 4.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	2,760	2,719,039
AbbVie, Inc., Sr. Unsec’d. Notes(b)	4.500%	05/14/35	4,085	3,975,240
Actavis Funding SCS, Gtd. Notes(b)	3.800%	03/15/25	2,375	2,315,304
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	2,650	2,490,102
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	1,425	1,343,604
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	230	214,193
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	380	410,970
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(b)	4.000%	09/18/42	130	126,161
Becton Dickinson and Co., Sr. Unsec’d. Notes(b)	3.734%	12/15/24	2,795	2,778,113
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	2,500	2,531,250
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	5,300	5,571,567
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(b)	5.125%	08/15/18	150	153,750
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(b)	8.250%	01/15/19	5,024	4,961,200
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	3,684	3,877,410
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21	1,120	1,210,399
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21	1,830	1,982,847
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	2,415	2,668,575
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(b)	4.125%	10/15/20	3,000	3,060,000
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	1,920	1,926,799
GlaxoSmithKline Capital, Inc., Gtd. Notes	6.375%	05/15/38	730	930,949
HCA, Inc., Gtd. Notes(b)	5.375%	02/01/25	4,500	4,601,250
HCA, Inc., Gtd. Notes(b)	5.875%	05/01/23	2,000	2,150,000
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	1,675	1,724,203
HCA, Inc., Sr. Sec’d. Notes(b)	4.750%	05/01/23	3,400	3,489,250
HCA, Inc., Sr. Sec’d. Notes(b)	5.250%	04/15/25	2,000	2,105,000
HCA, Inc., Sr. Sec’d. Notes(b)	5.875%	03/15/22	3,425	3,754,656
HCA, Inc., Sr. Unsec’d. Notes	7.190%	11/15/15	100	101,422
Healthsouth Corp., Gtd. Notes	5.125%	03/15/23	1,200	1,200,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	25	24,718
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	5,530	5,950,844
LifePoint Hospitals, Inc., Gtd. Notes(b)	5.500%	12/01/21	3,875	4,020,312
Medco Health Solutions, Inc., Gtd. Notes	7.125%	03/15/18	1,000	1,133,910
Medtronic, Inc., Gtd. Notes, 144A(b)	4.375%	03/15/35	3,365	3,368,062
Medtronic, Inc., Sr. Unsec’d. Notes, 144A(b)	3.500%	03/15/25	7,955	7,940,307
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	2,650	2,643,309
Mylan, Inc., Gtd. Notes	2.600%	06/24/18	1,200	1,201,451
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23	2,625	2,662,721
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	7,821	7,899,210
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	4.375%	10/01/21	2,750	2,764,437
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	600	655,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	8.125%	04/01/22	1,700	1,907,196
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	3,570	3,750,731
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A(b)	6.125%	04/15/25	2,000	2,090,000
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	20	19,052

				112,405,013

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	450	425,448

Aetna, Inc., Sr. Unsec’d. Notes	4.125%		11/15/42	325	295,965
Aetna, Inc., Sr. Unsec’d. Notes	4.500%		05/15/42	530	511,318
Cigna Corp., Sr. Unsec’d. Notes	5.375%		02/15/42	350	371,637
Humana, Inc., Sr. Unsec’d. Notes	2.625%		10/01/19	2,075	2,087,840
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	175	160,198
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%		03/15/42	1,055	1,031,167
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(b)	4.625%		07/15/35	3,135	3,255,795
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	120	114,022
WellPoint, Inc., Sr. Unsec’d. Notes	5.100%		01/15/44	515	521,805

					8,775,195

Insurance — 1.7%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%		08/01/16	100	105,816
American International Group, Inc., Sr. Unsec’d. Notes(b)	4.500%		07/16/44	2,800	2,693,659
Aon Corp. (United Kingdom), Gtd. Notes	3.125%		05/27/16	110	111,962
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(b)	4.500%		02/11/43	740	750,858
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Sub. Notes, 144A	5.100	%(a)	12/29/49	625	651,562
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	1,062	1,031,806
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		10/15/36	215	255,321
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%		10/01/41	280	335,995
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	1,975	2,036,411
Liberty Mutual Group, Inc., Gtd. Notes, 144A(b)	4.850%		08/01/44	5,425	5,300,616
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%		05/01/22	75	81,676
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	1,530	1,821,340
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A(b)	6.700%		08/15/16	115	121,616
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%		03/15/22	70	73,957
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	175	209,460
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	4,550	5,882,577
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22	2,020	2,187,818
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	3,125	3,152,984
Markel Corp., Sr. Unsec’d. Notes	7.125%		09/30/19	630	737,718
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	5.375%		12/01/41	320	357,089
MetLife, Inc., Sr. Unsec’d. Notes(b)	4.368%		09/15/23	2,225	2,373,908
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(b)	5.100	%(a)	10/16/44	4,825	5,025,237
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	200	243,448
Principal Financial Group, Inc., Gtd. Notes	4.350%		05/15/43	975	938,436
Swiss Re Treasury US Corp., Gtd. Notes, 144A	4.250%		12/06/42	795	771,295
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	1,950	2,012,802
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	640	797,346
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $1,716,904; purchased 10/27/14)(c)(f)	2.950%		11/01/19	1,720	1,737,816
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%		03/15/22	1,435	1,524,494
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%		09/15/20	1,500	1,657,342

					44,982,365

Lodging — 0.1%
Carnival Corp., Gtd. Notes(b)	1.875%		12/15/17	425	426,420
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	115	117,944
Marriott International, Inc., Sr. Unsec’d. Notes(b)	3.250%		09/15/22	75	74,747
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	150	167,543
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%		12/01/19	550	637,369

					1,424,023

Media & Entertainment — 2.5%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37		1,075	1,249,471
21st Century Fox America, Inc., Gtd. Notes	6.150%	02/15/41		1,400	1,641,829
21st Century Fox America, Inc., Gtd. Notes	8.000%	10/17/16		100	107,912
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22		1,270	1,279,525
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21		6,912	7,464,960
BSREP II Center Parks Jersey 2 Ltd. (United Kingdom), Sec’d. Notes, 144A	7.000%	08/28/20	GBP	2,550	4,061,841
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,543,750; purchased 08/04/14)(c)(f)	7.500%	08/15/19		2,500	2,531,250
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35		1,525	1,558,980
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(b)	6.484%	10/23/45		1,835	1,899,152
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%	10/23/55		485	498,761
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24		6,900	7,056,492
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		6,500	6,394,375
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22		3,200	3,216,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22		135	138,713
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(b)	6.500%	11/15/22		365	380,513
Gannett Co., Inc., Gtd. Notes, 144A(b)	4.875%	09/15/21		1,625	1,629,062
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30		2,500	2,650,000
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17		5,010	5,335,650
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,724,606; purchased 09/22/14)(c)(f)	5.000%	08/01/18		4,615	4,718,837
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes, 144A(b)	5.000%	04/15/22		6,274	6,219,102
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40		1,750	2,005,474
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $1,900,781; purchased 04/13/15)(b)(c)(f)	5.125%	02/15/25		1,875	1,879,687
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42		250	206,144
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43		380	336,471
Viacom, Inc., Sr. Unsec’d. Notes	6.250%	04/30/16		100	103,732

					64,563,933

Metals — 1.0%
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24		1,000	1,005,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.125%	06/01/20		500	501,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	5.250%	02/25/17		2,400	2,481,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18		500	529,288
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	7.000%	02/25/22		3,425	3,510,625
Berau Capital Resources (Singapore), Sr. Sec’d. Notes, RegS (original cost $2,065,000; purchased 12/15/11-02/26/13)(c)(f)	12.500%	07/08/49		1,900	1,189,400
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43		1,700	1,753,441
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20		2,375	2,173,125
Evraz Group SA (Russia), Sr. Unsec’d. Notes, RegS	6.750%	04/27/18		1,000	969,220
Evraz Group SA (Russia), Sr. Unsec’d. Notes, RegS(b)	7.400%	04/24/17		1,000	1,023,710
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	2.150%	03/01/17		50	48,438
Glencore Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15		1,675	1,677,697

Glencore Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.700%	10/25/17	350	350,023
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	1,650	1,598,139
GrafTech International Ltd., Gtd. Notes	6.375%	11/15/20	2,175	1,935,750
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	2,200	2,373,250
Peabody Energy Corp., Gtd. Notes(b)	6.250%	11/15/21	400	113,000
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	5.875%	04/23/45	625	572,512
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	6.750%	04/16/40	2,575	2,542,684
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500%	07/27/35	800	868,480
Teck Resources Ltd. (Canada), Gtd. Notes	2.500%	02/01/18	100	91,682
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	4.750%	01/15/22	90	75,600

				27,383,314

Non-Captive Finance — 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%	05/15/21	1,150	1,167,250
CIT Group, Inc., Sr. Unsec’d. Notes(b)	3.875%	02/19/19	2,800	2,814,000
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.000%	05/15/17	2,250	2,328,750
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.000%	08/01/23	370	373,700
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.250%	03/15/18	4,700	4,876,250
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	295	296,280
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	550	674,609
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	1,085	1,480,543
General Electric Capital Corp., Sub. Notes, MTN	5.300%	02/11/21	450	508,191
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	25	25,625
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19	25	27,246
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	09/15/15	90	90,563
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.750%	03/15/17	5,340	5,823,911
Navient Corp., Sr. Unsec’d. Notes(b)	5.000%	10/26/20	1,200	1,107,000
Navient Corp., Sr. Unsec’d. Notes, MTN	3.875%	09/10/15	300	300,000
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19	2,350	2,479,250
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(b)	7.250%	12/15/21	2,250	2,345,625

				26,718,793

Packaging — 0.1%
Ball Corp., Gtd. Notes	4.000%	11/15/23	500	476,250
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(b)	4.500%	01/15/23	525	509,250
Owens-Brockway Glass Container, Inc., Gtd. Notes	7.375%	05/15/16	450	465,750

				1,451,250

Paper — 0.3%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(c)(f)	5.400%	11/01/20	35	39,168
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $544,908; purchased 12/20/12)(c)(f)	7.375%	12/01/25	400	518,840
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	2,770	2,586,230
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	610	663,462
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	100	123,638
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19	35	37,218
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	1,190	1,282,852
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	3,647	3,856,702

				9,108,110

Pipelines & Other — 1.0%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	1,375	1,363,418
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	700	808,978
DCP Midstream LLC, Sr. Unsec’d. Notes	8.125%	08/16/30	3,350	3,567,750

DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%		03/15/20		1,270	1,251,367
DCP Midstream Operating LP, Gtd. Notes(b)	2.500%		12/01/17		225	216,904
DCP Midstream Operating LP, Gtd. Notes	3.250%		10/01/15		2,000	1,994,994
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43		125	122,344
Enterprise Products Operating LLC, Gtd. Notes(b)	3.350%		03/15/23		2,100	2,048,678
Enterprise Products Operating LLC, Sr. Unsec’d. Notes(b)	4.950%		10/15/54		5,200	4,768,826
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $1,023,069; purchased 07/22/14)(c)(f)	6.375%		03/30/38		978	982,733
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A (original cost $2,075,000; purchased 11/03/14)(c)(f)	4.634%		07/31/29		2,000	2,004,958
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%		04/01/20		750	845,538
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%		12/01/42		125	110,014
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21		1,950	2,048,805
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%		10/15/43		1,350	1,380,116
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44		1,970	2,028,005
Sempra Energy, Sr. Unsec’d. Notes	2.300%		04/01/17		50	50,664
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%		10/15/21		1,700	1,772,250
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%		07/01/22		75	75,633

						27,441,975

Railroads — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%		09/01/42		180	174,583
CSX Corp., Sr. Unsec’d. Notes	7.375%		02/01/19		4,000	4,689,012
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750%		06/15/20		1,300	1,698,414
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%		06/15/42		600	603,944
Union Pacific Corp., Sr. Unsec’d. Notes	6.250%		05/01/34		207	260,724

						7,426,677

Real Estate Investment Trusts — 0.4%
FelCor Lodging LP, Gtd. Notes, 144A	6.000%		06/01/25		3,400	3,502,000
FelCor Lodging LP, Sr. Sec’d. Notes(b)	5.625%		03/01/23		1,050	1,077,510
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%		12/15/17		100	100,358
Realty Income Corp., Sr. Unsec’d. Notes	2.000%		01/31/18		200	201,541
Realty Income Corp., Sr. Unsec’d. Notes	5.500%		11/15/15		50	50,597
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23		1,965	2,028,862
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A(b)	5.250%		12/15/24		2,000	2,094,400
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%		02/15/18		150	150,744

						9,206,012

Retailers — 1.3%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%		03/15/19		475	411,469
CVS Health Corp., Sr. Unsec’d. Notes	4.875%		07/20/35		1,395	1,442,247
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45		1,765	1,870,051
CVS Health Corp., Sr. Unsec’d. Notes	5.300%		12/05/43		475	515,199
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20		3,450	3,580,075
Dufry Finance SCA (Switzerland), Sr. Unsec’d. Notes, 144A	4.500%		08/01/23	EUR	2,400	2,708,283
Family Tree Escrow LLC, Sr. Unsec’d. Notes, 144A	5.250%		03/01/20		1,250	1,318,750
Kirk Beauty Zero GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%		07/15/22	EUR	1,200	1,374,174
L Brands, Inc., Gtd. Notes(b)	5.625%		02/15/22		10,975	11,784,406
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22		125	128,834
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%		02/15/43		755	670,596
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.245	%(a)	08/01/19	EUR	1,650	1,816,823
Sally Holdings LLC/Sally Capital, Inc., Sr. Unsec’d. Notes(b)	6.875%		11/15/19		5,900	6,171,400
Walgreen Co., Sr. Unsec’d. Notes	1.800%		09/15/17		150	152,849

						33,945,156

Technology — 2.9%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20		2,150	2,311,250
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%	03/01/18		1,400	1,425,334
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21		2,800	2,859,500
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $6,420,585; purchased 07/26/13-12/06/13)(c)(f)	7.250%	08/01/18		6,350	6,699,250
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24		4,000	4,020,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%	06/01/20		2,000	2,080,000
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25		2,225	2,197,187
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21		2,275	2,246,562
First Data Corp., Gtd. Notes(b)	10.625%	06/15/21		1,548	1,726,020
First Data Corp., Gtd. Notes	11.250%	01/15/21		3,000	3,330,000
First Data Corp., Gtd. Notes	12.625%	01/15/21		11,700	13,542,750
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22		6,765	7,069,425
Harris Corp., Sr. Unsec’d. Notes(b)	3.832%	04/27/25		800	784,582
Jabil Circuit, Inc., Sr. Unsec’d. Notes(b)	4.700%	09/15/22		1,045	1,042,388
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20		6,400	6,808,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(b)	5.500%	02/01/25		8,000	7,750,000
NCR Corp., Gtd. Notes	6.375%	12/15/23		790	832,463
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(b)	3.750%	06/01/18		4,150	4,201,875
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21		1,500	1,564,680
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		2,325	2,330,729
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(b)	5.000%	10/01/25		2,750	2,695,000

					77,516,995

Telecommunications — 3.2%
AT&T, Inc., Sr. Unsec’d. Notes(b)	3.400%	05/15/25		6,855	6,548,307
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		1,010	934,515
AT&T, Inc., Sr. Unsec’d. Notes(b)	4.750%	05/15/46		1,520	1,401,931
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		575	536,658
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41		670	686,242
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		3,725	3,977,443
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		1,550	1,675,857
Bharti Airtel International Netherlands BV (India), Gtd. Notes, RegS	5.125%	03/11/23		645	688,712
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18		170	187,245
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30		340	506,630
CenturyLink, Inc., Sr. Unsec’d. Notes(b)	5.150%	06/15/17		2,035	2,111,313
Crown Castle International Corp., Sr. Unsec’d. Notes(b)	4.875%	04/15/22		3,325	3,412,098
Digicel Group Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23		2,050	1,966,975
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20		275	271,563
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, RegS	8.250%	09/30/20		1,500	1,481,250
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20		3,000	3,288,750
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	2,935	3,553,757
Embarq Corp., Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11-05/11/11)(c)(f)	7.082%	06/01/16		120	124,903
Embarq Corp., Sr. Unsec’d. Notes (original cost $191,888; purchased 08/17/12-10/17/12)(c)(f)	7.995%	06/01/36		175	191,240
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/19		791	783,054

MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755%		11/11/24	3,050	3,083,879
SoftBank Corp. (Japan), Gtd. Notes, 144A(b)	4.500%		04/15/20	5,900	5,922,125
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19	4,100	4,018,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18	5,000	5,600,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	6.000%		12/01/16	1,900	1,939,188
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%		03/01/17	1,500	1,588,125
Sprint Corp., Gtd. Notes(b)	7.125%		06/15/24	1,250	1,143,750
T-Mobile USA, Inc., Gtd. Notes(b)	6.464%		04/28/19	3,850	3,970,312
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18	1,885	1,889,713
Telstra Corp., Ltd. (Australia), Sr. Unsec’d. Notes, 144A	3.125%		04/07/25	2,250	2,194,961
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	4.862%		08/21/46	2,544	2,405,133
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	6,110	5,647,864
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(b)	4.522%		09/15/48	2,713	2,410,888
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%		03/15/55	4,641	4,055,983
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%		04/30/18	1,300	1,417,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%		04/30/18	2,335	2,545,150

					84,160,514

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes(b)	4.000%		01/31/24	1,550	1,596,181
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	314	513,824
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	925	925,283
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%		11/15/43	2,550	2,698,736
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17	115	125,326
Reynolds American, Inc., Gtd. Notes, 144A(b)	3.500%		08/04/16	235	239,767
Reynolds American, Inc., Gtd. Notes, 144A	2.300%		08/21/17	475	479,153

					6,578,270

TOTAL CORPORATE BONDS (cost $1,194,345,706)					1,182,179,258

MORTGAGE-BACKED SECURITIES — 1.7%
Banc of America Funding Corp., Series 2014-R2, Class 2A1, 144A	0.397	%(a)	05/26/37	3,922	3,658,826
Banc of America Funding Corp., Series 2014-R5, Class 1A1, 144A	1.829	%(a)	09/26/45	6,222	6,147,548
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.381	%(a)	03/27/36	18,936	17,971,856
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.357	%(a)	05/28/36	5,221	4,944,831
Banc of America Funding Corp., Series 2015-R4, Class 4A1, 144A	3.500%		01/01/30	5,564	5,583,138
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	2.580	%(a)	02/25/37	365	359,728
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.728	%(a)	07/25/35	377	377,075
JPMorgan Resecuritization Trust, Series 2015-1, Class 6A1, 144A	0.467	%(a)	12/27/45	4,567	4,311,789
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	2.464	%(a)	12/25/33	1,381	1,351,013
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.063	%(a)	10/25/33	614	627,346

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	2.701	%(a)	12/25/34	333	334,881

TOTAL MORTGAGE-BACKED SECURITIES (cost $45,042,016)					45,668,031

MUNICIPAL BONDS — 0.5%
California — 0.3%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%		04/01/49	550	730,664
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.008%		07/01/39	3,610	4,479,938
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.574%		07/01/45	585	794,442
University of California, BABs, Revenue Bonds	5.770%		05/15/43	390	474,868
University of California, Taxable, Revenue Bonds, Series AP	3.931%		05/15/45	625	606,025
University of California, Taxable, Revenue Bonds, Series J	4.131%		05/15/45	675	655,492

					7,741,429

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%		11/01/50	1,190	1,522,224

Illinois
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%		01/01/40	360	448,023

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%		01/01/40	2,000	2,793,720
Rutgers State University, BABs, Revenue Bonds	5.665%		05/01/40	200	236,022

					3,029,742

New York
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%		07/01/52	75	68,052
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%		06/15/44	400	515,164
Port Authority of New York & New Jersey, Revenue Bonds	4.458%		10/01/62	100	99,201

					682,417

Ohio
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%		06/01/2111	180	174,235

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%		02/01/42	120	127,704

TOTAL MUNICIPAL BONDS (cost $14,075,904)					13,725,774

NON-CORPORATE FOREIGN AGENCIES — 1.7%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A(b)	4.875%		01/15/24	1,350	1,405,687
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%		11/04/16	2,440	2,535,819
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300%		11/12/15	2,000	2,011,156
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22	2,200	2,178,352
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%		04/23/19	1,950	2,174,328

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20		4,355	4,638,075
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18		4,785	5,402,026
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22		950	947,248
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	10/17/16		200	214,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%	06/28/17		1,500	1,636,875
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16		3,203	3,427,210
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		2,180	2,504,384
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19		2,250	2,601,562
Petrobras Global Finance BV (Mexico), Gtd. Notes	2.000%	05/20/16		1,300	1,282,086
Petroleos Mexicanos (Mexico), Gtd. Notes(b)	3.500%	01/30/23		750	711,472
Petroleos Mexicanos (Mexico), Gtd. Notes(b)	4.875%	01/24/22		250	259,625
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		1,900	2,056,351
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44		2,190	2,025,750
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41		1,000	1,045,200
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24		2,200	2,893,000
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17		325	331,013
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	7.750%	05/29/18		1,485	1,553,815
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%	05/29/18		1,425	1,460,682

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $46,449,811)					45,295,716

SOVEREIGN BONDS — 5.1%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	6,600	8,498,803
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, MTN, RegS, 144A	3.750%	11/01/15	EUR	1,600	1,761,592
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, MTN, RegS, 144A	4.625%	02/03/20	EUR	300	345,125
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.250%	02/01/16	JPY	100,000	567,838
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%	08/08/17	JPY	1,010,000	5,769,717
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	400,000	3,227,744
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		3,490	3,636,580
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		1,250	1,361,775
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		3,750	4,286,250
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		2,000	2,686,760
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, MTN	4.000%	05/20/16	CHF	700	746,073
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%	01/11/19	EUR	545	690,692
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(b)	4.125%	01/15/25		6,200	6,122,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.125%	01/15/45		1,735	1,669,937
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	2.875%	07/08/21	EUR	1,825	2,031,884

Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d. Notes(d)	4.500%		03/01/24	EUR	3,400	4,570,504
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d. Notes(d)	6.500%		11/01/27	EUR	1,610	2,592,762
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN	5.200%		07/31/34	EUR	200	293,579
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN, RegS	6.000%		08/04/28	GBP	400	754,635
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, RegS(c)	8.875%		12/01/24		1,000	1,475,483
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	5,070	5,815,906
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		3,000	2,910,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	11.000%		05/08/17	ITL	1,095,000	734,430
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		3,035	3,019,825
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(b)	5.200%		01/30/20		2,165	2,383,665
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	%(g)	05/31/18		323	308,643
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%		07/21/25		1,000	1,302,500
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	5,360	6,074,341
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, 144A	5.125%		10/15/24		9,100	9,591,873
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, RegS	5.125%		10/15/24		5,400	5,691,881
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.950%		10/25/23	EUR	1,300	1,734,428
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	4.875%		01/22/21		2,575	2,657,400
Republic of Indonesia, Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	EUR	2,975	3,234,619
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	6.750	%(e)	11/01/24		3,677	3,732,259
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24		920	987,863
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125%		01/22/44		2,100	2,425,332
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.750%		02/07/22		1,200	1,416,000
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%		01/22/44		100	115,492
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.750%		02/07/22		1,500	1,770,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	4.750%		05/10/18		2,500	2,675,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.850%		05/10/23		3,000	3,429,300
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.750%		05/10/18		800	856,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		5,200	5,730,400
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22		1,600	1,796,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		5,600	6,401,360
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750%		07/24/26	EUR	500	561,480
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.125%		05/18/20	EUR	1,850	2,283,192

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.875%	04/02/19	EUR	900	1,124,333
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875%	01/19/16	EUR	100	112,461

TOTAL SOVEREIGN BONDS (cost $143,681,011)					133,966,216

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds	2.500%	02/15/45		2,190	1,996,665
U.S. Treasury Notes(d)	2.125%	05/15/25		795	789,534

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,778,412)					2,786,199

TOTAL LONG-TERM INVESTMENTS (cost $2,600,376,792)					2,576,381,959

		Shares
SHORT-TERM INVESTMENTS — 11.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $290,612,683; includes $269,401,614 of cash collateral for securities on loan)(h)		290,612,683	290,612,683

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(i) — 0.3%
Call Options — 0.3%
10 year U.S. Treasury Notes Futures, expiring 08/21/15, Strike Price $126.50		40,900	498,469
10 year U.S. Treasury Notes Futures, expiring 08/21/15, Strike Price $129.50		40,900	38,344
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	125,000	70,290
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15	Citigroup Global Markets	131,420	225,112
Receive a fixed rate of 1.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	382,300	18,615
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Barclays Capital Group	235,000	1,426,479
Receive a fixed rate of 1.35% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	382,300	337,758
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	89,410	536,146
Receive a fixed rate of 1.55% and pay a floating rate based on 3 Month LIBOR, expiring 11/09/15	Citigroup Global Markets	145,000	1,096,242
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	152,880	1,622,721
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	125,000	1,054,298

			6,924,474

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.75		66,500	1,663
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.88		66,500	1,663

90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13		848,250	42,412
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.38		781,750	332,244

			377,982

TOTAL OPTIONS PURCHASED (cost $6,829,687)			7,302,456

TOTAL SHORT-TERM INVESTMENTS (cost $297,442,370)			297,915,139

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 109.2% (cost $2,897,819,162)			2,874,297,098

OPTIONS WRITTEN*(i) — (0.1)%
Call Options — (0.1)%
10 year U.S. Treasury Notes Futures, expiring 08/21/15, Strike Price $128.00		81,800	(332,313)
Interest Rate Swap Options,
Pay a fixed rate of 1.20% and receive a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	764,600	(206,813)
Pay a fixed rate of 1.40% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	250,000	(637,554)

			(1,176,680)

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.00		266,000	(6,650)
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.25		1,497,000	(224,550)

			(231,200)

TOTAL OPTIONS WRITTEN (premiums received $1,683,857)			(1,407,880)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 109.1% (cost $2,896,135,305)(j)			2,872,889,218
Liabilities in excess of other assets(k) — (9.1)%			(240,415,053)

NET ASSETS — 100.0%			$2,632,474,165

The following abbreviations are used in the portfolio descriptions:

*	Non-income producing security.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AUD	Australian Dollar
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CDS	Credit Default Swap
CDX	Credit Derivative Index

CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMBX	Commercial Mortgage Backed Securities Index
CNH	Chinese Renminbi
COLIBOR	Columbia Interbank Offered Rate
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
GMTN	Global Medium Term Note
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
IO	Interest Only
ITL	Italian Lira
JIBAR	Johannesburg Interbank Agreed Rate
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
OIS	Overnight Index Swap
PHP	Philippine Peso
PIK	Payment-in-Kind
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
STIBOR	Stockholm Interbank Offered Rate
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $263,202,682; cash collateral of $269,401,614 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a security that has been deemed illiquid.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Represents step coupon bond. Rate shown reflects the rate in effect at July 31, 2015.
(f)	Indicates a restricted security; the aggregate cost of the restricted securities is $47,843,553. The aggregate value, $45,855,258, is approximately 1.7% of net assets.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(i)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.
(j)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$2,914,605,578

Appreciation	23,748,771
Depreciation	(64,057,251)

Net Unrealized Depreciation	$(40,308,480)

The book basis may differ from tax basis due to certain tax-related adjustments.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
2,375	5 Year U.S. Treasury Notes	Sep. 2015	$282,316,035	$284,628,906	$2,312,871
345	10 Year U.S. Treasury Notes	Sep. 2015	43,554,368	43,965,937	411,569
85	U.S. Ultra Treasury Bonds	Sep. 2015	13,209,707	13,560,156	350,449

					3,074,889

	Short Positions:
1,605	2 Year U.S. Treasury Notes	Sep. 2015	351,362,114	351,595,312	(233,198)
87	U.S. Long Bonds	Sep. 2015	13,156,608	13,566,563	(409,955)

					(643,153)

					$2,431,736

Cash of $2,120,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at July 31, 2015.

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.

Forward foreign currency exchange contracts outstanding at July 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 10/16/2015	JPMorgan Chase	AUD	3,608	$2,681,700	$2,626,176	$(55,524)
Expiring 10/16/2015	JPMorgan Chase	AUD	3,640	2,678,900	2,649,790	(29,110)
British Pound, Expiring 10/28/2015	Citigroup Global Markets	GBP	11,492	17,837,596	17,935,637	98,041
Chinese Renminbi, Expiring 10/16/2015	JPMorgan Chase	CNH	53,609	8,534,431	8,587,088	52,657
Czech Koruna, Expiring 10/23/2015	Citigroup Global Markets	CZK	299,857	12,071,539	12,175,373	103,834
Euro, Expiring 10/28/2015	BNP Paribas	EUR	4,014	4,411,929	4,413,747	1,818
Hong Kong Dollar, Expiring 09/11/2015	BNP Paribas	HKD	237,665	30,651,179	30,656,129	4,950
Expiring 09/11/2015	BNP Paribas	HKD	468,236	60,387,398	60,397,150	9,752
Expiring 09/11/2015	Citigroup Global Markets	HKD	237,665	30,652,840	30,656,130	3,290
Expiring 09/11/2015	UBS AG	HKD	475,331	61,300,145	61,312,259	12,114
Hungarian Forint, Expiring 10/22/2015	JPMorgan Chase	HUF	2,173,706	7,615,948	7,761,530	145,582
Indian Rupee, Expiring 08/11/2015	UBS AG	INR	176,020	2,720,761	2,739,345	18,584

Mexican Peso, Expiring 10/22/2015	Citigroup Global Markets	MXN	85,630	5,292,700	5,279,923	(12,777)
Expiring 10/22/2015	UBS AG	MXN	137,124	8,518,988	8,454,967	(64,021)
New Zealand Dollar, Expiring 10/16/2015	Goldman Sachs & Co.	NZD	6,167	4,021,000	4,045,565	24,565
Philippine Peso, Expiring 08/11/2015	Citigroup Global Markets	PHP	331,697	7,405,606	7,247,770	(157,836)
Polish Zloty, Expiring 10/23/2015	Bank of America	PLN	26,870	7,076,603	7,105,773	29,170
Swedish Krona, Expiring 10/23/2015	Deutsche Bank AG	SEK	30,567	3,551,681	3,549,477	(2,204)

				$277,410,944	$277,593,829	$182,885

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 10/16/2015	Citigroup Global Markets	AUD	9,768	$7,247,228	$7,109,773	$137,455
Expiring 10/16/2015	JPMorgan Chase	AUD	3,652	2,679,800	2,658,466	21,334
Expiring 10/16/2015	UBS AG	AUD	5,595	4,048,700	4,072,276	(23,576)
British Pound, Expiring 10/28/2015	JPMorgan Chase	GBP	2,861	4,447,133	4,465,333	(18,200)
Expiring 10/28/2015	JPMorgan Chase	GBP	2,387	3,721,490	3,724,681	(3,191)
Canadian Dollar, Expiring 10/16/2015	BNP Paribas	CAD	3,439	2,646,301	2,628,019	18,282
Expiring 10/16/2015	JPMorgan Chase	CAD	4,510	3,531,751	3,446,660	85,091
Expiring 10/16/2015	JPMorgan Chase	CAD	3,468	2,678,900	2,650,355	28,545
Chinese Renminbi, Expiring 10/16/2015	JPMorgan Chase	CNH	28,742	4,588,500	4,603,882	(15,382)
Czech Koruna, Expiring 10/23/2015	Barclays Capital Group	CZK	99,915	4,018,300	4,056,943	(38,643)
Euro, Expiring 10/28/2015	Bank of America	EUR	2,949	3,279,452	3,243,429	36,023
Expiring 10/28/2015	Citigroup Global Markets	EUR	2,768	3,022,164	3,044,344	(22,180)
Expiring 10/28/2015	Citigroup Global Markets	EUR	2,240	2,463,925	2,463,681	244
Expiring 10/28/2015	Citigroup Global Markets	EUR	51	56,242	56,085	157
Expiring 10/28/2015	JPMorgan Chase	EUR	44,380	48,421,400	48,805,287	(383,887)
Expiring 10/28/2015	JPMorgan Chase	EUR	969	1,053,462	1,065,515	(12,053)
Japanese Yen, Expiring 10/28/2015	Credit Suisse First Boston Corp.	JPY	3,782,784	30,578,625	30,561,266	17,359

Mexican Peso, Expiring 10/22/2015	Goldman Sachs & Co.	MXN	34,519	2,144,500	2,128,447	16,053
Expiring 10/22/2015	Goldman Sachs & Co.	MXN	30,339	1,876,300	1,870,691	5,609
Expiring 10/22/2015	Goldman Sachs & Co.	MXN	21,590	1,340,200	1,331,203	8,997
Expiring 10/22/2015	JPMorgan Chase	MXN	42,778	2,679,800	2,637,653	42,147
New Zealand Dollar, Expiring 10/16/2015	Bank of America	NZD	4,142	2,678,900	2,717,438	(38,538)
Expiring 10/16/2015	JPMorgan Chase	NZD	11,437	7,617,438	7,503,024	114,414
Expiring 10/16/2015	UBS AG	NZD	4,091	2,679,100	2,683,556	(4,456)
Norwegian Krone, Expiring 10/23/2015	Barclays Capital Group	NOK	32,801	4,018,700	4,008,004	10,696
Philippine Peso, Expiring 08/11/2015	UBS AG	PHP	202,444	4,450,300	4,423,520	26,780
Singapore Dollar, Expiring 10/26/2015	Deutsche Bank AG	SGD	4,838	3,508,900	3,517,664	(8,764)
Expiring 10/26/2015	Deutsche Bank AG	SGD	2,572	1,876,299	1,870,222	6,077
Expiring 10/26/2015	JPMorgan Chase	SGD	7,402	5,411,051	5,382,078	28,973
South African Rand, Expiring 10/23/2015	Citigroup Global Markets	ZAR	8,893	707,265	692,418	14,847
Swiss Franc, Expiring 10/28/2015	JPMorgan Chase	CHF	42,206	44,044,261	43,818,418	225,843
Turkish Lira, Expiring 10/26/2015	Deutsche Bank AG	TRY	106,663	38,312,773	37,541,978	770,795

				$251,829,160	$250,782,309	$1,046,851

						$1,229,736

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2015.

Cross currency exchange contracts outstanding at July 31, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
10/16/2015	Buy	GBP	1,726	CAD	3,411	$87,221	Citigroup Global Markets
10/22/2015	Buy	EUR	1,459	MXN	26,570	(33,851)	JPMorgan Chase
10/22/2015	Buy	HUF	571,353	EUR	1,846	10,782	UBS AG
10/22/2015	Buy	HUF	762,146	EUR	2,467	8,412	Deutsche Bank AG
10/23/2015	Buy	EUR	3,696	CZK	100,189	(4,210)	JPMorgan Chase
10/23/2015	Buy	EUR	3,692	SEK	34,505	53,210	Deutsche Bank AG
10/23/2015	Buy	EUR	1,731	CZK	46,904	(843)	JPMorgan Chase
10/23/2015	Buy	EUR	3,701	SEK	34,654	45,715	Citigroup Global Markets
10/23/2015	Buy	EUR	3,686	NOK	33,237	(7,788)	Barclays Capital Group
10/23/2015	Buy	EUR	1,723	SEK	16,256	6,808	Barclays Capital Group
10/23/2015	Buy	PLN	15,251	EUR	3,697	(32,656)	Deutsche Bank AG
10/23/2015	Buy	PLN	7,606	EUR	1,845	(17,848)	Barclays Capital Group
10/28/2015	Buy	EUR	8,618	GBP	6,107	(53,829)	Goldman Sachs & Co.
10/28/2015	Buy	GBP	2,592	EUR	3,656	24,525	UBS AG

						$85,648

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2015.

Currency swap agreements outstanding at July 31, 2015:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements:
196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	$31,109	$—	$31,109
2,243	3 Month LIBOR	EUR	1,700	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	376,971	—	376,971
602	3 Month LIBOR	JPY	60,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	119,057	—	119,057
1,817	3 Month LIBOR	GBP	1,200	3 Month GBP LIBOR minus 14.25 bps	Barclays Capital Group	04/05/18	(51,371)	—	(51,371)
254	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	34,383	—	34,383
121	3 Month LIBOR plus 412 bps	EUR	100	4.500%	Citigroup Global Markets	11/30/15	9,051	(1,140)	10,191
1,079	3 Month LIBOR	EUR	820	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	179,008	—	179,008
707	3 Month LIBOR	EUR	600	3 Month EURIBOR minus 21.25 bps	Citigroup Global Markets	01/16/17	49,015	—	49,015
1,810	3 Month LIBOR	EUR	1,560	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	97,261	—	97,261
64	3 Month LIBOR plus 423 bps	JPY	5,000	3.450%	Citigroup Global Markets	03/24/17	25,531	311	25,220
2,013	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 53.25 bps	Citigroup Global Markets	04/24/17	402,219	—	402,219
43	3 Month LIBOR plus 208 bps	EUR	35	4.250%	Citigroup Global Markets	07/14/17	2,694	(4,000)	6,694
79	3 Month LIBOR plus 220 bps	EUR	65	4.250%	Citigroup Global Markets	07/14/17	4,958	(6,700)	11,658
6,211	3 Month LIBOR	EUR	4,700	3 Month EURIBOR minus 29.75 bps	Deutsche Bank AG	12/31/15	1,051,825	—	1,051,825
9,427	3 Month LIBOR	JPY	961,510	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	1,656,576	—	1,656,576
4,025	3 Month LIBOR	EUR	3,500	3 Month EURIBOR minus 25.00 bps	Goldman Sachs & Co.	01/20/17	180,738	—	180,738
TRY 40,000	8.68%		19,498	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	(3,983,502)	—	(3,983,502)
TRY 59,000	8.69%		28,393	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(5,527,425)	—	(5,527,425)
1,686	3 Month LIBOR	EUR	1,290	3 Month EURIBOR minus 30.50 bps	Hong Kong & Shanghai Bank	12/17/15	273,062	—	273,062
724	3 Month LIBOR	EUR	550	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	120,360	—	120,360
800	3 Month LIBOR	CHF	700	3 Month CHF LIBOR minus 13.30 bps	Hong Kong & Shanghai Bank	03/21/16	74,757	—	74,757
2,656	3 Month LIBOR	GBP	1,745	3 Month GBP LIBOR minus 9.50 bps	Hong Kong & Shanghai Bank	06/04/18	(64,995)	—	(64,995)
123	3 Month LIBOR plus 398 bps	EUR	100	4.500%	JPMorgan Chase	11/30/15	10,304	(2,121)	12,425
JPY 1,010,000	3 Month JPY LIBOR minus 43.35 bps		8,574	3 Month LIBOR	JPMorgan Chase	11/26/16	(420,874)	—	(420,874)
JPY 4,040,000	3 Month JPY LIBOR minus 42.10 bps		34,223	3 Month LIBOR	JPMorgan Chase	11/28/16	(1,606,725)	—	(1,606,725)
32,517	3 Month LIBOR	EUR	28,300	3 Month EURIBOR minus 26.95	JPMorgan Chase	02/17/17	1,314,128	—	1,314,128
3,310	3 Month LIBOR	JPY	400,000	3 Month JPY LIBOR minus 54.25 bps	JPMorgan Chase	10/26/17	82,679	—	82,679
8,574	3 Month LIBOR	JPY	1,010,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	413,612	—	413,612
34,223	3 Month LIBOR	JPY	4,040,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	1,501,990	—	1,501,990

							$(3,643,604)	$(13,650)	$(3,629,954)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.

Interest rate swap agreements outstanding at July 31, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
AUD	6,500	03/07/29	4.743%	6 Month BBSW(2)	$(145,068)	$758,158	$903,226
AUD	1,700	02/09/30	3.040%	6 Month BBSW(2)	7,297	(44,526)	(51,823)
CAD	55,950	01/09/20	1.710%	3 Month Canadian Banker’s Acceptance(1)	(30,792)	(1,137,532)	(1,106,740)
EUR	16,000	08/13/17	0.099%	1 Day EUR OIS(1)	14,446	(103,329)	(117,775)
EUR	13,800	08/01/19	0.346%	1 Day EUR OIS(1)	41,283	(253,841)	(295,124)
EUR	15,540	05/12/25	0.895%	6 Month EURIBOR(2)	15,504	(125,597)	(141,101)
EUR	3,100	07/28/25	0.780%	1 Day EUR OIS(1)	125	(12,350)	(12,475)
GBP	7,170	11/03/24	1.960%	1 Day GBP OIS(1)	(1,528)	(382,733)	(381,205)
GBP	5,750	01/08/25	1.325%	1 Day GBP OIS(1)	(514)	252,558	253,072
MXN	15,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	(2,790)	5,293	8,083
MXN	460,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(12,817)	75,698	88,515
MXN	200,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(70,358)	216,525	286,883
MXN	125,350	08/20/19	5.110%	28 Day Mexican Interbank Rate(2)	(37,661)	3,636	41,297
MXN	2,900	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(1,984)	5,778	7,762
MXN	162,700	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(46,103)	(28,371)	17,732
MXN	124,750	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	8,666	(242,693)	(251,359)
MXN	47,600	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	319	(64,907)	(65,226)
SEK	347,700	07/28/20	0.521%	3 Month STIBOR(2)	(3,466)	(31,191)	(27,725)
	404,800	09/17/15	0.181%	1 Day USOIS(2)	252	13,352	13,100
	344,800	09/17/15	0.185%	1 Day USOIS(2)	236	13,168	12,932
	494,000	10/28/15	0.278%	1 Day USOIS(1)	274	(47,372)	(47,646)
	421,400	10/28/15	0.282%	1 Day USOIS(1)	256	(42,569)	(42,825)
	600,000	10/28/15	0.178%	1 Day USOIS(1)	690	21,411	20,721
	875,000	01/27/16	0.287%	1 Day USOIS(1)	2,118	53,326	51,208
	35,555	06/30/16	0.618%	3 Month LIBOR(1)	238	(34,615)	(34,853)
	112,690	06/30/16	0.655%	3 Month LIBOR(1)	432	(147,911)	(148,343)
	80,000	08/01/16	0.743%	3 Month LIBOR(1)	350	(160,258)	(160,608)
	50,000	08/04/16	0.733%	3 Month LIBOR(1)	275	(94,053)	(94,328)
	460,000	08/06/16	0.677%	3 Month LIBOR(1)	1,300	(599,981)	(601,281)

	900,000	08/07/16	0.689%	3 Month LIBOR(1)	130,834	(1,280,320)	(1,411,154)
	55,800	09/30/16	0.877%	3 Month LIBOR(1)	290	(178,623)	(178,913)
	38,000	10/02/16	0.834%	3 Month LIBOR(1)	245	(102,038)	(102,283)
	61,500	10/07/16	0.805%	3 Month LIBOR(1)	304	(143,135)	(143,439)
	171,500	10/08/16	0.815%	3 Month LIBOR(1)	(431,465)	(415,694)	15,771
	43,600	11/10/16	0.739%	3 Month LIBOR(1)	259	(53,699)	(53,958)
	525,350	02/27/17	0.864%	3 Month LIBOR(1)	(337,024)	(880,851)	(543,827)
	133,000	03/11/17	0.966%	3 Month LIBOR(1)	(900,355)	(424,646)	475,709
	317,460	03/11/17	0.966%	3 Month LIBOR(1)	(593,688)	(1,013,595)	(419,907)
	23,955	12/24/17	1.384%	3 Month LIBOR(1)	2,745	(197,128)	(199,873)
	263,500	05/15/21	2.202%	3 Month LIBOR(1)	(3,255,762)	(5,708,364)	(2,452,602)
	2,570	07/31/21	2.290%	3 Month LIBOR(1)	(42,741)	(66,277)	(23,536)
	54,000	12/31/21	1.842%	3 Month LIBOR(1)	442	229,587	229,145
	24,000	04/03/23	2.015%	3 Month LIBOR(1)	387,010	109,396	(277,614)
	16,300	06/20/23	2.604%	3 Month LIBOR(1)	(423,981)	(607,198)	(183,217)
	101,900	09/24/23	2.903%	3 Month LIBOR(1)	(4,887,263)	(6,011,565)	(1,124,302)
	98,000	08/15/24	2.559%	3 Month LIBOR(1)	(1,570,310)	(2,830,011)	(1,259,701)
	56,550	09/09/24	2.558%	3 Month LIBOR(1)	(904,581)	(1,604,790)	(700,209)
	4,300	02/23/25	2.232%	3 Month LIBOR(1)	181	10,616	10,435
	50,000	02/25/25	2.208%	3 Month LIBOR(1)	510	229,552	229,042
	8,500	02/15/40	3.193%	3 Month LIBOR(1)	(567,614)	(782,051)	(214,437)
	14,000	02/15/41	2.647%	3 Month LIBOR(1)	402	167,230	166,828
	1,300	12/12/42	2.590%	3 Month LIBOR(1)	65,803	34,471	(31,332)
	13,400	08/21/44	3.190%	3 Month LIBOR(1)	(926,224)	(1,290,935)	(364,711)
	4,000	07/02/45	2.937%	3 Month LIBOR(1)	222	(172,739)	(172,961)
ZAR	11,500	10/22/23	7.625%	3 Month JIBAR(2)	260	(27,943)	(28,203)
ZAR	88,600	11/14/23	8.190%	3 Month JIBAR(2)	(62,980)	19,248	82,228
ZAR	50,000	01/08/25	7.540%	3 Month JIBAR(2)	4,759	(177,020)	(181,779)
ZAR	14,200	01/12/25	7.430%	3 Month JIBAR(2)	2,203	(58,431)	(60,634)
ZAR	34,200	01/13/25	7.430%	3 Month JIBAR(2)	5,332	(140,720)	(146,052)
ZAR	85,600	01/13/25	7.440%	3 Month JIBAR(2)	12,838	(347,785)	(360,623)

					$(14,548,369)	$(25,850,384)	$(11,302,015)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	360	12/19/32	4.423%	6 Month BBSW(2)	$35,506	$—	$35,506	Barclays Capital Group
AUD	450	12/20/32	4.420%	6 Month BBSW(2)	44,153	—	44,153	Citigroup Global Markets
CLP	2,525,000	02/25/20	3.910%	1 Day CLPOIS(2)	15,792	—	15,792	JPMorgan Chase
COP	730,000	02/13/20	5.050%	1 Day COLIBOROIS(2)	(2,224)	—	(2,224)	Deutsche Bank AG
COP	2,760,000	04/17/20	5.050%	1 Day COLIBOROIS(2)	(11,502)	—	(11,502)	Deutsche Bank AG
COP	5,490,000	04/10/25	6.020%	1 Day COLIBOROIS(2)	(53,120)	—	(53,120)	JPMorgan Chase
MXN	143,100	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	341,248	—	341,248	Credit Suisse First Boston Corp.
MXN	173,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	213,050	—	213,050	Deutsche Bank AG
MXN	19,300	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(69,533)	—	(69,533)	Barclays Capital Group
	100,250	11/30/17	1.170%	3 Month LIBOR(1)	(497,432)	—	(497,432)	Credit Suisse First Boston Corp.
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	57,921	—	57,921	Hong Kong & Shanghai Bank

					$73,859	$—	$73,859

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.

Credit default swap agreements outstanding at July 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation(6)
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/20	1.000%	236,250	$(4,253,570)	$(3,225,468)	$1,028,102

ReferenceEntity/Obligation	Teramination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2015	Unrealized Depreciation(6)
Exchange-traded credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V6	12/20/16	5.000%	73,600	$5,929,426	$3,721,952	$(2,207,474)
CDX.NA.HY.18.V3	06/20/17	5.000%	14,250	1,310,417	900,715	(409,702)

				$7,239,843	$4,622,667	$(2,617,176)

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V6	12/20/16	5.000%	5,980	$337,700	$273,253	$64,447	Deutsche Bank AG
CDX.NA.HY.17.V6	12/20/16	5.000%	8,510	480,572	367,584	112,988	Deutsche Bank AG
CDX.NA.HY.17.V6	12/20/16	5.000%	3,220	181,838	135,061	46,777	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V6	12/20/16	5.000%	5,290	298,734	231,805	66,929	Deutsche Bank AG
CDX.NA.HY.18.V3	06/20/17	5.000%	950	66,030	(74,153)	140,183	Citigroup Global Markets
CDX.NA.HY.18.V3	06/20/17	5.000%	2,850	198,090	(76,396)	274,486	Citigroup Global Markets
CDX.NA.HY.18.V3	06/20/17	5.000%	1,900	132,060	(39,056)	171,116	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	7,000	13,357	38,818	(25,461)	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%	23,500	44,843	296,196	(251,353)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,500	44,843	312,157	(267,314)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,000	43,889	268,548	(224,659)	Deutsche Bank AG

				$1,841,956	$1,733,817	$108,139

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2015(5)	Fair Value(4)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Peoples Republic of China	03/20/22	1.000%	5,000	1.236%	$(79,787)	$(66,038)	$13,749	Deutsche Bank AG

Total return swap agreements outstanding at July 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value(7)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston Corp.	01/12/45	13,646	Receive fixed payments on the IFN Index and pay variable payments based on the 1 Month LIBOR	$278,557	$(1,680)	$280,237
Credit Suisse First Boston Corp.	01/12/41	(19,211)	Pay fixed payments on the IFN Index and receive variable payments based on the 1 Month LIBOR	(297,021)	(51,930)	(245,091)

				$(18,464)	$(53,610)	$35,146

Cash of $31,630,000, Sovereign Bonds and a U.S. Treasury Obligation with a combined market value of $7,795,304 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and cleared swap contracts at July 31, 2015.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when comprised to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contacts risk exposure as of July 31, 2015.
(7)	The amount represents fair value of derivative instruments subject to equity contacts risk exposure as of July 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$4,936,867	$—
Collateralized Loan Obligations	—	370,267,103	11,977,200
Non-Residential Mortgage-Backed Securities	—	52,590,803	14,490,500
Residential Mortgage-Backed Securities	—	411,396,068	26,446,128
Bank Loans	—	105,131,756	3,438,750
Commercial Mortgage-Backed Securities	—	152,085,590	—
Corporate Bonds	—	1,181,396,204	783,054
Mortgage-Backed Securities	—	45,668,031	—
Municipal Bonds	—	13,725,774	—
Non-Corporate Foreign Agencies	—	45,295,716	—
Sovereign Bonds	—	133,966,216	—
U.S. Treasury Obligations	—	2,786,199	—
Affiliated Money Market Mutual Fund	290,612,683	—	—
Options Purchased	914,795	6,387,661	—
Options Written	(563,513)	(844,367)	—
Other Financial Instruments*
Futures Contracts	2,431,736	—	—
Forward Foreign Currency Exchange Contracts	—	1,229,736	—
Cross Currency Exchange Contracts	—	85,648	—
Currency Swap Agreements	—	(3,643,604)	—
Exchange-traded interest rate swaps	—	(11,302,015)	—
Over-the-counter interest rate swaps	—	73,859	—
Exchange-traded credit default swaps	—	(1,589,074)	—
Over-the-counter credit default swaps	—	1,762,169	—
Total Return Swap Agreements	—	(18,464)	—

Total	$293,395,701	$2,511,387,876	$57,135,632

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Collateralized Loan Obligations	Corporate Bonds	Non-Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities
Balance as of 10/31/14	$3,949,600	$37,138,500	$8,352,285	$—	$18,261,627
Realized gain (loss)	(730)	—	—	—	—
Change in unrealized appreciation (depreciation)**	9,436	(4,920)	(12,339)	(108,529)	(14,525)
Purchases	—	11,982,120	—	14,599,029	27,178,722
Sales	(520,511)	—	(9,036)	—	(732,095)
Accrued discount/premium	955	—	—	—	14,026
Transfer into Level 3	—	—	804,429	—	—
Transfer out of Level 3	—	(37,138,500)	(8,352,285)	—	(18,261,627)

Balance as of 08/31/15	$3,438,750	$11,977,200	$783,054	$14,490,500	$26,446,128

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $(105,925) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2015	Valuation Methodology	Unobservable Inputs
Bank Loans	$3,438,750	Market Approach	Single Broker Indicative Quote
Collateralized Loan Obligations	11,977,200	Market Approach	Single Broker Indicative Quote
Corporate Bonds	783,054	Market Approach	Single Broker Indicative Quote
Non-Residential Mortgage-Backed Securities	14,490,500	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	26,446,128	Market Approach	Single Broker Indicative Quote

	$57,135,632

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Collateralized Loan Obligations	$37,138,500	L3 to L2	Single Broker Quote to Evaluated Bid
Residential Mortgage-Backed Securities	18,261,627	L3 to L2	Single Broker Quote to Evaluated Bid
Corporate Bonds	8,352,285	L3 to L2	Single Broker Quote to Evaluated Bid
Corporate Bonds	804,429	L2 to L3	Evaluated Bid to Single Broker Quote

Prudential International Real Estate Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Australia — 12.2%
Dexus Property Group, REIT	113,600	$644,662
Federation Centres, REIT	284,167	621,919
Goodman Group, REIT	171,490	817,859
Investa Office Fund, REIT	96,925	280,088
Lend Lease Group	15,866	180,229
Mirvac Group, REIT	271,500	374,039
Scentre Group, REIT	227,730	657,657
Stockland, REIT	107,575	333,438
Westfield Corp., REIT	137,475	1,005,471

		4,915,362

Austria — 0.8%
CA Immobilien Anlagen AG*	17,742	318,582

Canada — 6.1%
Boardwalk Real Estate Investment Trust, REIT	16,377	720,771
Brookfield Canada Office Properties, REIT	6,763	134,190
Canadian Apartment Properties, REIT	26,184	561,179
Chartwell Retirement Residences	37,895	346,541
RioCan Real Estate Investment Trust, REIT	32,779	671,445

		2,434,126

China — 0.5%
China Overseas Land & Investment Ltd.	58,000	182,651

France — 8.1%
Fonciere des Regions, REIT	4,509	389,345
ICADE, REIT	2,035	150,903
Klepierre, REIT	12,639	575,057
Unibail-Rodamco SE, REIT	7,981	2,121,384

		3,236,689

Germany — 5.4%
ADO Properties SA*	4,000	85,883
Alstria Office REIT-AG, REIT*	19,548	270,000
Deutsche Annington Immobilien SE	22,051	687,988
Deutsche Wohnen AG	20,185	498,007
LEG Immobilien AG*	5,241	381,402
TLG Immobilien AG	14,417	258,006

		2,181,286

Hong Kong — 15.0%
Cheung Kong Property Holdings Ltd.*	28,500	237,491
Hang Lung Properties Ltd.	41,000	117,089
Henderson Land Development Co. Ltd.	96,679	637,918
Hongkong Land Holdings Ltd.	131,900	1,015,630
Kerry Properties Ltd.	67,000	250,114
Link REIT (The), REIT	56,000	329,228
Sino Land Co. Ltd.	248,400	385,426
Sun Hung Kai Properties Ltd.	145,000	2,225,000
Swire Properties Ltd.	98,000	315,104
Wharf Holdings Ltd. (The)	82,000	519,891

		6,032,891

Ireland — 1.6%
Green REIT PLC, REIT	96,754	162,735
Hibernia REIT PLC, REIT	146,732	211,910
Irish Residential Properties REIT PLC, REIT	215,307	268,719

		643,364

Japan — 23.8%
Activia Properties, Inc., REIT	58	487,545
Advance Residence Investment, REIT	81	176,739
Daiwa House Industry Co. Ltd.	18,200	452,674
Daiwa House REIT Investment Corp., REIT	42	165,773
GLP J-REIT, REIT	212	204,032
Japan Excellent, Inc., REIT	246	269,425
Japan Hotel REIT Investment Corp., REIT	465	300,888
Japan Real Estate Investment Corp., REIT	114	511,255
Japan Retail Fund Investment Corp., REIT	149	292,074
Kenedix Retail REIT Corp., REIT*	181	403,555
Mitsubishi Estate Co. Ltd.	52,000	1,154,797
Mitsui Fudosan Co. Ltd.	86,000	2,446,302
Nippon Prologis REIT, Inc., REIT	71	140,027
Nomura Real Estate Master Fund, Inc., REIT	160	192,147
Nomura Real Estate Office Fund, Inc., REIT	37	158,187
Nomura Real Estate Residential Fund, Inc., REIT	12	63,392
ORIX JREIT, Inc., REIT	113	153,848
Sumitomo Realty & Development Co. Ltd.	37,000	1,297,892
Tokyo Tatemono Co. Ltd.	36,500	510,758
Tokyu Fudosan Holdings Corp.	28,000	211,252

		9,592,562

Netherlands — 1.6%
Atrium European Real Estate Ltd.*	7,502	34,892
Eurocommercial Properties NV	6,559	282,999
Wereldhave NV, REIT	5,818	344,081

		661,972

Singapore — 5.3%
Ascendas Real Estate Investment Trust, REIT	219,700	387,349
Cache Logistics Trust, REIT	291,500	229,455
CapitaLand Ltd.	166,300	390,251
Keppel REIT, REIT	432,050	338,786
Mapletree Commercial Trust, REIT	334,000	332,419
Suntec Real Estate Investment Trust, REIT	353,300	438,469

		2,116,729

Spain — 0.3%
Axiare Patrimonio SOCIMI SA, REIT	9,945	125,604

Sweden — 1.6%
Atrium Ljungberg AB (Class B Stock)	10,513	145,141
Fabege AB	12,429	172,484
Hufvudstaden AB (Class A Stock)	12,600	162,874
Kungsleden AB	13,387	89,659
Pandox AB*	6,619	90,921

		661,079

Switzerland — 1.0%
PSP Swiss Property AG*	4,401	395,341

United Kingdom — 16.4%
Big Yellow Group PLC, REIT	26,808	294,936
British Land Co. PLC, REIT	94,048	1,233,395
Capital & Counties Properties PLC	65,260	469,687
Derwent London PLC, REIT	7,942	450,232
Empiric Student Property PLC, REIT	74,264	125,252
Great Portland Estates PLC, REIT	49,974	649,200

Hammerson PLC, REIT	78,466	805,499
Land Securities Group PLC, REIT	71,198	1,443,195
Segro PLC, REIT	76,431	535,680
Shaftesbury PLC, REIT	27,623	402,870
Tritax Big Box REIT PLC, REIT	96,953	178,698

		6,588,644

TOTAL LONG-TERM INVESTMENTS (cost $37,228,079)		40,086,882

SHORT-TERM INVESTMENT — 0.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $82,862)(a)	82,862	82,862

TOTAL INVESTMENTS — 99.9% (cost $37,310,941)(b)		40,169,744
Other assets in excess of liabilities — 0.1%		58,659

NET ASSETS — 100.0%		$40,228,403

The following abbreviation is used in the portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$38,241,455

Appreciation	2,849,040
Depreciation	(920,751)

Net Unrealized Appreciation	$1,928,289

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,915,362	$—
Austria	318,582	—	—
Canada	2,434,126	—	—
China	—	182,651	—
France	150,903	3,085,786	—
Germany	343,889	1,837,397	—
Hong Kong	1,253,121	4,779,770	—
Ireland	211,910	431,454	—

Japan	$—	$9,592,562	$—
Netherlands	378,973	282,999	—
Singapore	—	2,116,729	—
Spain	125,604	—	—
Sweden	236,062	425,017	—
Switzerland	—	395,341	—
United Kingdom	2,399,063	4,189,581	—
Affiliated Money Market Mutual Fund	82,862	—	—

Total	$7,935,095	$32,234,649	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investment in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	1,712,880	L2 to L1	Model Price to Official Close

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2015 was as follows:

Diversified Real Estate Activities	25.9%
Retail REITs	20.1
Diversified REITs	15.7
Real Estate Operating Companies	12.3
Office REITs	9.9
Industrial REITs	6.2
Residential REITs	4.8
Real Estate Development	2.1
Health Care Facilities	0.9
Hotel & Resort REITs	0.7
Specialized REITs	0.7
Hotels, Resorts & Cruise Lines	0.2
Real Estate Management & Development	0.2
Affiliated Money Market Mutual Fund	0.2

99.9
Other assets in excess of liabilities	0.1

100.0%

Prudential Large-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
CONSUMER DISCRETIONARY — 13.5%
Auto Components — 0.3%
Dana Holding Corp.	14,200	$263,552
Johnson Controls, Inc.	10,300	469,268

		732,820

Distributors — 0.2%
Genuine Parts Co.	5,100	453,645

Hotels, Restaurants & Leisure — 1.5%
Denny’s Corp.*	5,500	64,680
DineEquity, Inc.	700	72,807
Jack in the Box, Inc.	3,500	332,500
Marriott Vacations Worldwide Corp.	1,600	133,760
McDonald’s Corp.	21,900	2,186,934
Sonic Corp.	4,100	121,852
Yum! Brands, Inc.	4,000	351,040

		3,263,573

Household Durables — 0.6%
Whirlpool Corp.	7,100	1,261,883

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.*	6,300	3,377,745
Lands’ End, Inc.*(a)	3,100	73,098

		3,450,843

Leisure Products — 0.7%
Brunswick Corp.	2,600	138,034
Polaris Industries, Inc.	7,400	1,014,244
Vista Outdoor, Inc.*	7,000	330,190

		1,482,468

Media — 3.5%
Cinemark Holdings, Inc.	4,100	161,786
Comcast Corp. (Class A Stock)	46,300	2,889,583
Time Warner, Inc.	14,900	1,311,796
Time, Inc.	6,800	151,776
Twenty-First Century Fox, Inc. (Class A Stock)	49,700	1,714,153
Viacom, Inc. (Class B Stock)	15,200	866,400
Walt Disney Co. (The)	3,560	427,200

		7,522,694

Multiline Retail — 0.3%
Macy’s, Inc.	2,100	145,026
Target Corp.	5,500	450,175

		595,201

Specialty Retail — 3.5%
AutoNation, Inc.*	8,100	504,954
Best Buy Co., Inc.	35,900	1,159,211
Gap, Inc. (The)	13,400	488,832
Home Depot, Inc. (The)	16,900	1,977,807
Murphy USA, Inc.*	2,100	114,996
Ross Stores, Inc.	29,200	1,552,272
TJX Cos., Inc. (The)	24,600	1,717,572

		7,515,644

Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	10,200	1,034,382
Michael Kors Holdings Ltd.*	28,600	1,200,914
NIKE, Inc. (Class B Stock)	5,900	679,798

		2,915,094

CONSUMER STAPLES — 10.9%
Beverages — 2.4%
Coca-Cola Co. (The)	52,900	2,173,132
Coca-Cola Enterprises, Inc.	15,000	766,200
Monster Beverage Corp.*	4,200	644,910
PepsiCo, Inc.	17,194	1,656,642

		5,240,884

Food & Staples Retailing — 3.0%
CVS Health Corp.	23,600	2,654,292
Kroger Co. (The)	36,400	1,428,336
Wal-Mart Stores, Inc.	31,970	2,301,200

		6,383,828

Food Products — 1.6%
Archer-Daniels-Midland Co.	29,338	1,391,208
Bunge Ltd.	11,400	910,290
Tyson Foods, Inc. (Class A Stock)(a)	27,800	1,232,930

		3,534,428

Household Products — 1.9%
Kimberly-Clark Corp.	13,900	1,598,083
Procter & Gamble Co. (The)	31,364	2,405,619

		4,003,702

Tobacco — 2.0%
Altria Group, Inc.	42,400	2,305,712
Philip Morris International, Inc.	8,100	692,793
Reynolds American, Inc.	15,700	1,346,903

		4,345,408

ENERGY — 5.9%
Oil, Gas & Consumable Fuels — 5.9%
Chevron Corp.	17,884	1,582,376
ConocoPhillips	5,900	297,006
Exxon Mobil Corp.	58,974	4,671,331
Hess Corp.	13,700	808,437
HollyFrontier Corp.(a)	1,500	72,390
Marathon Oil Corp.	26,900	565,169
Marathon Petroleum Corp.	28,100	1,536,227
Phillips 66	17,850	1,419,075
Tesoro Corp.	9,600	934,464
Valero Energy Corp.	13,100	859,360

		12,745,835

FINANCIALS — 14.8%
Banks — 6.9%
Bank of America Corp.	178,168	3,185,644
Citigroup, Inc.	17,700	1,034,742
JPMorgan Chase & Co.	52,800	3,618,384
PNC Financial Services Group, Inc. (The)	13,900	1,364,702
Regions Financial Corp.	120,500	1,251,995
U.S. Bancorp	12,591	569,239
Wells Fargo & Co.	66,264	3,834,698

		14,859,404

Capital Markets — 2.4%
BlackRock, Inc.	4,600	1,547,072
Franklin Resources, Inc.	25,000	1,138,750
Goldman Sachs Group, Inc. (The)	10,100	2,071,207
State Street Corp.	4,200	321,552

		5,078,581

Consumer Finance — 1.0%
Discover Financial Services	23,300	1,300,373
Nelnet, Inc. (Class A Stock)	12,300	484,497
Synchrony Financial*(a)	8,600	295,496

		2,080,366

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	10,700	1,527,318

Insurance — 1.5%
Assurant, Inc.	5,000	373,000
MetLife, Inc.	16,500	919,710
Old Republic International Corp.	6,600	110,418
Travelers Cos., Inc. (The)	7,000	742,840
Unum Group	23,300	835,072
XL Group PLC (Ireland)	8,300	315,566

		3,296,606

Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates Properties, Inc.	11,000	179,740
Franklin Street Properties Corp.	14,200	167,134
Hospitality Properties Trust	23,000	630,660
Invesco Mortgage Capital, Inc.	9,100	131,131
Lexington Realty Trust	50,000	430,000
Prologis, Inc.	27,800	1,128,958
Redwood Trust, Inc.	6,700	103,850
Sunstone Hotel Investors, Inc.	6,500	91,455

		2,862,928

Real Estate Management & Development — 1.0%
CBRE Group, Inc. (Class A Stock)*	31,600	1,199,852
Jones Lang LaSalle, Inc.	5,900	1,050,436

		2,250,288

HEALTH CARE — 16.6%
Biotechnology — 4.6%
Amgen, Inc.	14,600	2,578,214
Biogen Idec, Inc.*	5,200	1,657,656
Celgene Corp.*	18,200	2,388,750
Gilead Sciences, Inc.	21,500	2,533,990
Regeneron Pharmaceuticals, Inc.*	1,500	830,490

		9,989,100

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	38,200	1,936,358
C.R. Bard, Inc.	3,700	727,605
Edwards Lifesciences Corp.*	5,900	897,744
Stryker Corp.	11,500	1,176,105

		4,737,812

Health Care Providers & Services — 3.4%
Aetna, Inc.	14,700	1,660,659
Anthem, Inc.	10,200	1,573,554
Cigna Corp.	8,100	1,166,886
Express Scripts Holding Co.*	1,000	90,070
HCA Holdings, Inc.*	2,400	223,224
McKesson Corp.	700	154,399
UnitedHealth Group, Inc.	20,200	2,452,280

		7,321,072

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	19,500	798,525
Thermo Fisher Scientific, Inc.	12,500	1,744,125

		2,542,650

Pharmaceuticals — 5.2%
AbbVie, Inc.	6,200	434,062
Bristol-Myers Squibb Co.	8,600	564,504
Eli Lilly & Co.	4,600	388,746
Jazz Pharmaceuticals PLC*	1,100	211,464
Johnson & Johnson	34,199	3,427,082
Merck & Co., Inc.	46,100	2,718,056
Pfizer, Inc.	98,734	3,560,348

		11,304,262

INDUSTRIALS — 9.0%
Aerospace & Defense — 3.4%
General Dynamics Corp.	11,800	1,759,498
Huntington Ingalls Industries, Inc.	5,700	669,237
L-3 Communications Holdings, Inc.	2,500	288,650
Lockheed Martin Corp.	3,300	683,430
Northrop Grumman Corp.	10,100	1,747,401
Orbital ATK, Inc.	3,700	262,515
Raytheon Co.	13,800	1,505,442
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	8,800	495,440

		7,411,613

Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	11,000	515,570
FedEx Corp.	9,400	1,611,348

		2,126,918

Airlines — 0.7%
Southwest Airlines Co.	37,800	1,368,360
Spirit Airlines, Inc.*	3,400	203,388

		1,571,748

Building Products — 0.3%
Allegion PLC	2,700	170,694
AO Smith Corp.	6,000	430,920

		601,614

Electrical Equipment — 0.4%
Acuity Brands, Inc.	1,300	261,547
Emerson Electric Co.	11,700	605,475

		867,022

Industrial Conglomerates — 1.3%
3M Co.	13,700	2,073,358
Carlisle Cos., Inc.	1,200	121,512

General Electric Co.	26,100	681,210

		2,876,080

Machinery — 0.6%
Meritor, Inc.*	8,100	114,048
Oshkosh Corp.(a)	10,700	390,978
Timken Co. (The)	6,500	216,970
Trinity Industries, Inc.(a)	21,400	626,164

		1,348,160

Marine — 0.1%
Matson, Inc.	4,800	198,816

Professional Services — 0.2%
On Assignment, Inc.*	9,000	344,880

Road & Rail — 1.0%
AMERCO	700	251,559
Union Pacific Corp.	19,000	1,854,210

		2,105,769

INFORMATION TECHNOLOGY — 20.6%
Communications Equipment — 2.2%
Cisco Systems, Inc.	95,950	2,726,899
F5 Networks, Inc.*	3,100	415,834
Juniper Networks, Inc.	36,500	1,037,330
QUALCOMM, Inc.	9,000	579,510

		4,759,573

Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	4,500	161,685
Ingram Micro, Inc. (Class A Stock)*	13,900	378,497
Jabil Circuit, Inc.	12,500	253,125

		793,307

Internet Software & Services — 2.5%
Akamai Technologies, Inc.*	19,100	1,465,161
Facebook, Inc. (Class A Stock)*	3,700	347,837
Google, Inc. (Class A Stock)*	570	374,775
Google, Inc. (Class C Stock)*	5,177	3,238,783

		5,426,556

IT Services — 2.5%
Automatic Data Processing, Inc.	14,200	1,132,734
International Business Machines Corp.	7,070	1,145,269
MasterCard, Inc. (Class A Stock)	9,400	915,560
Visa, Inc. (Class A Stock)	28,200	2,124,588

		5,318,151

Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	23,500	407,960
Avago Technologies Ltd. (Singapore)	10,800	1,351,512
Integrated Device Technology, Inc.*	5,100	97,461
Intel Corp.	85,700	2,481,015
Skyworks Solutions, Inc.	9,100	870,597
Teradyne, Inc.	12,100	233,046
Tessera Technologies, Inc.	6,500	225,290
Texas Instruments, Inc.	26,800	1,339,464

		7,006,345

Software — 4.4%
Activision Blizzard, Inc.	22,300	575,117
Intuit, Inc.	13,100	1,385,587
Manhattan Associates, Inc.*	6,800	440,776
Microsoft Corp.	74,500	3,479,150
Oracle Corp.	59,500	2,376,430
Symantec Corp.	50,600	1,150,644

		9,407,704

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	73,320	8,893,716
EMC Corp.	43,800	1,177,782
Hewlett-Packard Co.	55,700	1,699,964

		11,771,462

MATERIALS — 2.0%
Chemicals — 1.7%
Cabot Corp.	12,000	422,160
Dow Chemical Co. (The)	6,300	296,478
Eastman Chemical Co.	6,100	478,240
LyondellBasell Industries NV (Class A Stock)	15,600	1,463,748
Westlake Chemical Corp.	16,200	1,012,014

		3,672,640

Containers & Packaging — 0.1%
Packaging Corp. of America	5,800	410,582

Metals & Mining — 0.1%
Reliance Steel & Aluminum Co.	3,500	212,100

Paper & Forest Products — 0.1%
International Paper Co.	2,500	119,675

TELECOMMUNICATIONS SERVICES — 1.6%
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	6,054	210,316
Verizon Communications, Inc.	68,800	3,219,152

		3,429,468

UTILITIES — 2.7%
Electric Utilities — 1.0%
Entergy Corp.	13,500	958,770
FirstEnergy Corp.	35,000	1,188,600

		2,147,370

Gas Utilities — 0.4%
AGL Resources, Inc.	14,000	673,120
Questar Corp.	14,500	321,030

		994,150

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	89,400	1,144,320

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	31,800	1,325,106

Water Utilities — 0.2%
American Water Works Co., Inc.	6,800	352,988

TOTAL LONG-TERM INVESTMENTS (cost $146,965,847)		211,042,454

SHORT-TERM INVESTMENTS — 3.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 3.6%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,795,385; includes $2,726,685 of cash collateral for securities on loan)(b)(c)	7,795,385	7,795,385

	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill, 0.150%, 09/17/15)(d)(e)	220	219,987
U.S. Treasury Bill, 0.090%, 12/17/15)(d)(e)	45	44,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $264,944)		264,971

TOTAL SHORT-TERM INVESTMENTS (cost $8,060,329)		8,060,356

TOTAL INVESTMENTS — 101.3% (cost $155,026,176)(f)		219,102,810
Liabilities in excess of other assets(g) — (1.3)%		(2,906,538)

NET ASSETS — 100.0%		$216,196,272

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,633,578; cash collateral of $2,726,685 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$155,088,594

Appreciation	65,242,914
Depreciation	(1,228,698)

Net Unrealized Appreciation	$64,014,216

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation(1)(2)
	Long Position:
51	S&P 500 E-Mini	Sep. 2015	$5,317,826	$5,350,920	$33,094

(1)	U.S. Treasury Obligations with a combined market value of $264,971 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at July 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$29,193,865	$—	$—
Consumer Staples	23,508,250	—	—
Energy	12,745,835	—	—
Financials	31,955,491	—	—
Health Care	35,894,896	—	—
Industrials	19,452,620	—	—
Information Technology	44,483,098	—	—
Materials	4,414,997	—	—
Telecommunications Services	3,429,468	—	—
Utilities	5,963,934	—	—
Affiliated Money Market Mutual Fund	7,795,385	—	—
U.S. Treasury Obligations	—	264,971	—
Other Financial Instruments*
Futures Contracts	33,094	—	—

Total	$218,870,933	$264,971	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Prudential Real Estate Income Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 74.9%
Diversified REITs — 18.0%
Agellan Commercial Real Estate Investment Trust (Canada)	26,152	$173,967
First Potomac Realty Trust	15,077	171,124
Fonciere des Regions (France)	518	44,728
Lexington Realty Trust	19,645	168,947
Mirvac Group (Australia)	32,350	44,568
STORE Capital Corp.	4,920	103,320
Suntec Real Estate Investment Trust (Singapore)	101,600	126,092
Wereldhave NV (Netherlands)	1,115	65,942

		898,688

Health Care REITs — 17.7%
Community Healthcare Trust, Inc.*	8,925	168,415
Health Care REIT, Inc.	2,040	141,515
Healthcare Trust Of America, Inc. (Class A Stock)	3,370	84,688
Physicians Realty Trust	9,946	159,534
Sabra Health Care REIT, Inc.	5,893	161,173
Senior Housing Properties Trust	9,726	167,968

		883,293

Hotel & Resort REITs — 1.3%
RLJ Lodging Trust	2,167	64,642

Industrial REITs — 9.9%
Ascendas Real Estate Investment Trust (Singapore)	67,110	118,320
Cache Logistics Trust (Singapore)	189,300	149,008
STAG Industrial, Inc.	9,101	178,744
Tritax Big Box REIT PLC (United Kingdom)	25,480	46,963

		493,035

Office REITs — 11.7%
Dexus Property Group (Australia)	14,910	84,612
Easterly Government Properties, Inc.	10,188	160,970
Keppel REIT (Singapore)	215,500	168,982
New York REIT, Inc.	8,382	86,838
Piedmont Office Realty Trust, Inc. (Class A Stock)	4,626	84,239

		585,641

Real Estate Operating Companies — 1.4%
TLG Immobilien AG (Germany)	4,030	72,121

Residential REITs — 2.1%
Empiric Student Property PLC (United Kingdom)	61,453	103,645

Retail REITs — 12.8%
Federation Centres (Australia)	45,255	99,044
Mapletree Commercial Trust (Singapore)	96,550	96,093
National Retail Properties, Inc.	2,820	104,819
Retail Properties of America, Inc. (Class A Stock)	5,822	84,768
RioCan Real Estate Investment Trust (Canada)	4,230	86,647
Slate Retail Real Estate Investment Trust (Canada)	15,305	168,749

		640,120

TOTAL COMMON STOCKS (cost $3,793,880)		3,741,185

PREFERRED STOCKS — 24.0%
Diversified REITs — 3.6%
VEREIT, Inc.	7,300	179,215

Hotel & Resort REITs — 2.7%
Chesapeake Lodging Trust	2,400	63,720
LaSalle Hotel Properties	2,900	72,529

		136,249

Industrial REITs — 1.5%
STAG Industrial, Inc.	3,000	76,815

Office REITs — 4.0%
Boston Properties, Inc.	2,000	50,030
Gramercy Property Trust, Inc.	5,600	148,120

		198,150

Retail REITs — 10.7%
DDR Corp.	4,500	114,300
Inland Real Estate Corp.	3,900	98,924
Kimco Realty Corp.	3,100	75,640
Pennsylvania Real Estate Investment Trust	4,500	119,520
Taubman Centers, Inc.	5,000	127,025

		535,409

Specialized REITs — 1.5%
Digital Realty Trust, Inc.	3,100	75,175

TOTAL PREFERRED STOCKS (cost $1,207,999)		1,201,013

TOTAL LONG-TERM INVESTMENTS (cost $5,001,879)		4,942,198

TOTAL INVESTMENTS — 98.9% (cost $5,001,879)(a)		4,942,198
Other assets in excess of liabilities — 1.1%		54,444

NET ASSETS — 100.0%		$4,996,642

The following abbreviation is used in the portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$5,001,879

Appreciation	64,825
Depreciation	(124,506)

Net Unrealized Depreciation	$(59,681)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$683,300	$215,388	$—
Health Care REITs	883,293	—	—
Hotel & Resort REITs	64,642	—	—
Industrial REITs	178,744	314,291	—
Office REITs	332,047	253,594	—
Real Estate Operating Companies	72,121	—	—
Residential REITs	103,645	—	—
Retail REITs	444,983	195,137	—
Preferred Stocks
Diversified REITs	179,215	—	—
Hotel & Resort REITs	136,249	—	—
Industrial REITs	76,815	—	—
Office REITs	198,150	—	—
Retail REITs	535,409	—	—
Specialized REITs	75,175	—	—

Total	$3,963,788	$978,410	$—

Prudential Select Real Estate Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Diversified Real Estate Activities — 12.6%
Mitsui Fudosan Co. Ltd. (Japan)	11,860	$337,362
Sumitomo Realty & Development Co. Ltd. (Japan)	3,000	105,234
Sun Hung Kai Properties Ltd. (Hong Kong)	10,770	165,264
Wharf Holdings Ltd. (The) (Hong Kong)	13,670	86,670

		694,530

Diversified REITs — 15.2%
Activia Properties, Inc., REIT (Japan)	11	92,465
British Land Co. PLC (The) (United Kingdom)	6,300	82,622
Duke Realty Corp.	6,800	137,156
Empire State Realty Trust, Inc. (Class A Stock)	12,600	224,028
First Potomac Realty Trust	10,094	114,567
Hibernia REIT PLC (Ireland)	76,962	111,148
Suntec Real Estate Investment Trust (Singapore)	57,650	71,548

		833,534

Health Care REITs — 7.1%
Health Care REIT, Inc.	2,810	194,930
Physicians Realty Trust	7,050	113,082
Sabra Health Care REIT, Inc.	3,054	83,527

		391,539

Healthcare Facilities — 1.6%
Chartwell Retirement Residences (Canada)	9,700	88,704

Hotel & Resort REITs — 6.1%
Strategic Hotels & Resorts, Inc.*	17,240	235,671
Sunstone Hotel Investors, Inc.	6,900	97,083

		332,754

Hotels, Resorts & Cruise Lines — 2.7%
La Quinta Holdings, Inc.*	7,087	150,386

Industrial REITs — 3.1%
First Industrial Realty Trust, Inc.	8,240	172,546

Office REITs — 14.1%
Boston Properties, Inc.	880	108,486
Great Portland Estates PLC (United Kingdom)	9,470	123,023
Hudson Pacific Properties, Inc.	5,795	178,370
Keppel REIT (Singapore)	160,630	125,956
New York REIT, Inc.	10,579	109,598
Parkway Properties, Inc.	7,100	127,374

		772,807

Real Estate Operating Companies — 4.1%
ADO Properties SA (Germany)*	3,700	79,442
Hongkong Land Holdings Ltd. (Hong Kong)	18,950	145,915

		225,357

Residential REITs — 10.9%
Apartment Investment & Management Co. (Class A Stock)	2,900	113,332
AvalonBay Communities, Inc.	750	129,255
Camden Property Trust	2,480	197,482
Empiric Student Property PLC (United Kingdom)	34,683	58,496
Irish Residential Properties REIT PLC (Ireland)	78,398	97,846

		596,411

Retail REITs — 15.7%
Acadia Realty Trust	3,000	95,940
Equity One, Inc.	6,736	172,913
General Growth Properties, Inc.	6,175	167,589
Mapletree Commercial Trust, REIT (Singapore)	97,000	96,541
Retail Properties of America, Inc., REIT (Class A Stock)	9,400	136,864
Taubman Centers, Inc.	1,530	114,444
Urban Edge Properties	3,700	79,439

		863,730

Specialized REITs — 5.1%
CubeSmart	3,700	96,792
Sovran Self Storage, Inc.	1,900	180,899

		277,691

TOTAL LONG-TERM INVESTMENTS (cost $5,355,268)		5,399,989

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $117,751)(a)	117,751	117,751

TOTAL INVESTMENTS — 100.5% (cost $5,473,019)(b)		5,517,740
Liabilities in excess of other assets — (0.5)%		(26,068)

NET ASSETS — 100.0%		$5,491,672

The following abbreviation is used in the portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$5,475,393

Appreciation	229,399
Depreciation	(187,052)

Net Unrealized Appreciation	$42,347

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$—	$694,530	$—
Diversified REITs	586,899	246,635	—
Health Care REITs	391,539	—	—

Healthcare Facilities	88,704	—	—
Hotel & Resort REITs	332,754	—	—
Hotels, Resorts & Cruise Lines	150,386	—	—
Industrial REITs	172,546	—	—
Office REITs	523,828	248,979	—
Real Estate Operating Companies	225,357	—	—
Residential REITs	498,565	97,846	—
Retail REITs	767,189	96,541	—
Specialized REITs	277,691	—	—
Affiliated Money Market Mutual Fund	117,751	—	—

Total	$4,133,209	$1,384,531	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date September 17, 2015

*	Print the name and title of each signing officer under his or her signature.